================================================================================

                          THE SELECT SECTOR SPDR TRUST


                                  ANNUAL REPORT

                        S E P T E M B E R  3 0,  2 0 0 0




                         [SELECT SECTOR SPDRs(R) LOGO]

     Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

--------------------------------------------------------------------------------
THE SELECT SECTOR SPDR TRUST                                       ANNUAL REPORT
--------------------------------------------------------------------------------
                                     [LOGO]

SELECT SECTOR SPDR FUNDS

Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS

Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       The Basic Industries Select Sector SPDR Fund                     XLB
       The Consumer Services Select Sector SPDR Fund                    XLV
       The Consumer Staples Select Sector SPDR Fund                     XLP
       The Cyclical/Transportation Select Sector SPDR Fund              XLY
       The Energy Select Sector SPDR Fund                               XLE
       The Financial Select Sector SPDR Fund                            XLF
       The Industrial Select Sector SPDR Fund                           XLI
       The Technology Select Sector SPDR Fund                           XLK
       The Utilities Select Sector SPDR Fund                            XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE

Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                       CHAIRMAN'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:
We are pleased to present the annual report for The Select Sector SPDR Trust. As of September 30, 2000 Trust net assets totaled over $2.3 billion. This value represents growth of more than 60% during the last year. While many of the Select Sector SPDR Funds experienced growth, it was the Financial Select Sector SPDR Fund which led the pack with an increase in assets of over $300 million or 248%. As a result of the Trust's continued success, management lowered the Trust's expenses. Effective May 17, 2000, each Fund's expenses were reduced by approximately 20 basis points. When these expense reductions are applied to the Fund's net assets as of September 30, 2000, the expenses for each Fund range from 36 to 37 basis points on an annualized basis.

Despite ongoing inflation and interest rate concerns, the US equity market rally that began back in 1994 continued for much of the past fiscal year. The S&P 500 Index total return was a very respectable 13.28% for the twelve month period ended September 30, 2000. Over this period, however, the winning and losing sectors within the S&P 500 Index shifted frequently and significantly. During the third quarter -- for the first time in over a year -- large-cap value stocks outperformed large-cap growth stocks. Investors initiated a shift toward the "old economy" stocks.

Technology stocks that were strong performers during the end of 1999 and the beginning of 2000 began experiencing difficulties during the last two quarters of the Trust's fiscal year, and were actually the worst performing sector stocks during the quarter ended September 30, 2000. Companies such as Intel, Microsoft, Lucent, Cisco and Dell all suffered during the quarter ended September 30, 2000. As the technology sector stumbled, however, the financial sector emerged as the leading index sector. Firms such as Associates First Capital, Capital One, and Lehman Brothers posted strong third quarter returns helping to lead the financial sector. In addition, some health care companies such as Manor Care and Humana Inc supplied third quarter returns in excess of 100%.

In the Management's Discussion and Analysis pages that follow, we have provided a brief overview of the performance of each of the Select Sector SPDR Funds. We appreciate your continued support of the Select Sector SPDR Trust and look forward to serving your investment needs in the upcoming year.

Sincerely,

/s/ John W. English

John W. English
Chairman of the Board

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND
The Basic Industries Select Sector SPDR Fund seeks to replicate the total return of the Basic Industries Select Sector of the S&P 500 Index. To accomplish this, the Basic Industries Select Sector SPDR Fund utilizes a "passive" investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate its relevant Select Sector Index. For the twelve month period ending September 30, 2000, the Fund had a return of -22.48% as compared to the Basic Industries Select Sector Index return of -22.06% and the S&P 500 Index return of 13.28%. The Basic Industries Select Sector Index did not fare well over the past twelve months. Only a handful of companies within the index posted positive returns. Of these, one of the strongest performers, Air Products & Chemicals attributed its outperformance not to fundamental or economic reasons, but primarily to a price bounce-back from depressed levels experienced during its now defunct merger discussions with BOC Group PLC. Most of the industries within the sector experienced negative returns for the twelve month period. Steel companies were particularly hard-hit. Most steel companies -- like many of the companies in the overall sector -- faced increasing foreign competition, rising costs and shared a tendency to be out of favor in a market currently rewarding growth. The Basic Industries Select Sector SPDR Fund consisted of 48 companies as of September 30, 2000.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
BASIC INDUSTRIES SELECT SECTOR SPDR FUND

                                                               BASIC INDUSTRIES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10429                              10584
3/31/99                                                                    10567                              11111
6/30/99                                                                    12639                              11895
9/30/99                                                                    11559                              11152
12/31/99                                                                   12949                              12811
3/31/00                                                                    11342                              13104
6/30/00                                                                     9749                              12756
9/30/00                                                                     8961                              12631

              THE SELECT SECTOR SPDR TRUST  [LOGO]  ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET      BASIC INDUSTRIES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00   -22.48%     -21.83%          -22.06%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -10.39%     -10.19%           -9.71%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET      BASIC INDUSTRIES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00    -22.48%     -21.83%          -22.06%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -5.94%      -5.84%           -5.54%
    ---------------------------------------------------------------------------------

   (1) Investment operations commenced on December 16, 1998. Trading on the AMEX commenced December 22, 1998

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2000

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      DU PONT (E.I.) DE    ALCOA           DOW                 INTERNATIONAL    WEYERHAEUSER
                        NEMOURS & COMPANY    INCORPORATED    CHEMICAL COMPANY    PAPER COMPANY    COMPANY
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $10,854,843          5,505,848       4,247,953           3,483,236        2,233,141
    --------------------------------------------------------------------------------------------------------------------
       % OF             19.12                9.70            7.48                6.13             3.93
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------------
                                   >50 BASIS      >100 BASIS     >200 BASIS     <-50 BASIS    <-100 BASIS    <-200 BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        2             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         4             1              0               8             3              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         6             0              0               7             2              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         7             0              0              12             2              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        12             2              0              11             1              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        13             2              0               3             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         9             1              0               6             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         7             1              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on December 22, 1998

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                             [LOGO]

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND
The Consumer Services Select Sector SPDR Fund seeks to replicate the total return of the Consumer Services Select Sector of the S&P 500 Index. To accomplish this, the Consumer Services Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve month period ending September 30, 2000, the Fund had a return of 8.84% as compared to the Consumer Services Select Sector Index return of 8.90% and the S&P 500 Index return of 13.28%. The leading performers in the Fund were firms from the health care sector. Five of these firms, Humana Inc, Wellpoint Health Networks Inc., HCA-The Healthcare Co., UnitedHealth Group Inc., and Tenet Healthcare Corp. had returns of over 50% for the twelve month period ending September 30, 2000. The driving force behind this group's return was rising profits which generally exceeded analyst's expectations. These profits were primarily caused by increased member activity. There were also a number of stocks in the Consumer Services Select Sector SPDR Fund that had negative returns during this time period. McDonald's and Wendy's were two of the poorer performers. These two stocks were impacted by fears of a profit squeeze caused by both rising employee wages and higher energy costs. These two factors combined with concerns of a slowdown in consumer spending were the causes behind the decline of many of the securities in this sector. Markets as a whole have been very volatile and the Consumer Services Select Sector is not an exception to these broad market swings. In fact, declining and gaining issues were nearly equally split in this Fund. The Consumer Services Select Sector SPDR Fund consisted of 41 companies as of September 30, 2000.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER SERVICES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                              CONSUMER SERVICES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                              -------------------------------             -------------
12/16/98                                                                  10000.0                            10000.0
12/31/98                                                                  10817.0                            10584.0
3/31/99                                                                   11659.0                            11111.0
6/30/99                                                                   12297.0                            11895.0
9/30/99                                                                   11203.0                            11152.0
12/31/99                                                                  12988.0                            12811.0
3/31/00                                                                   12937.0                            13104.0
6/30/00                                                                   12352.0                            12756.0
9/30/00                                                                   12193.0                            12631.0

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                      [LOGO]

   PERFORMANCE AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET     CONSUMER SERVICES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00     8.84%       9.03%            8.90%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       21.93%      16.79%           22.81%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET     CONSUMER SERVICES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00      8.84%       9.03%            8.90%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        11.70%       9.07%           12.15%
    ---------------------------------------------------------------------------------

   (1) Investment operations commenced on December 16, 1998. Trading on the AMEX commenced December 22, 1998

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        TIME WARNER     VIACOM           WALT DISNEY     CLEAR CHANNEL           COMCAST
                          INCORPORATED    INCORPORATED     COMPANY         COMMUNICATIONS INC.     CORPORATION
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $12,874,864     11,029,999       9,910,346       4,210,154               3,807,965
    ---------------------------------------------------------------------------------------------------------------------
       % OF               16.11           13.80            12.40           5.27                    4.77
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------------
                                   >50 BASIS      >100 BASIS     >200 BASIS     <-50 BASIS    <-100 BASIS    <-200 BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        11             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         0             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         4             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         2             1              0              10             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             1              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               8             0              0

   * Trading on the AMEX commenced on December 22, 1998

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                             [LOGO]

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to replicate the total return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve month period ending September 30, 2000, the Fund had a return of 11.92% as compared to the Consumer Staples Select Sector Index return of 12.23% and the S&P 500 Index return of 13.28%. The positive performance can be attributed to investors seeking defensive stocks, solid growth and good valuations. Despite many underperforming "New Economy" issues during the last part of 1999 and the beginning of 2000, "Old Economy" companies -- many of which may be found in the Consumer Staples Select Sector -- came roaring back in the second and third quarters of 2000. These stocks include Watson Pharmaceuticals Inc., Alza Corporation, and Biomet Inc. Each of these companies had twelve month returns over 100% due in large part to successful product launches and better-than-expected earnings. Additionally, nearly two thirds of the constituents in the sector had positive performance, many with 12-month returns exceeding the S&P 500 Index return during the same period. Nevertheless, the sector also had its share of underperformers. In fact, two securities were dropped from the S&P 500 Index due to poor performance. These include Rite-Aid, which was down over 60% when removed in July, and Great Atlantic & Pacific, down 53% when removed in August. Other negative performers included International Flavors & Fragrances and Albertson's. International Flavors & Fragrances realized a decline of over 40% in third quarter earnings compared to a year ago and Albertson's continued to struggle after its merger with American Stores. There were two major mergers and acquisitions during the last twelve months. Pharmacia Upjohn merged with Monsanto to form Pharmacia Corporation in April and Pfizer acquired Warner Lambert in June. The Consumer Staples Select Sector SPDR Fund consisted of 68 companies as of September 30, 2000.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER SERVICES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER STAPLES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10451.00                           10584.00
3/31/99                                                                   10193.00                           11111.00
6/30/99                                                                    9890.00                           11895.00
9/30/99                                                                    8755.00                           11152.00
12/31/99                                                                   8916.00                           12811.00
3/31/00                                                                    8228.00                           13104.00
6/30/00                                                                    9875.00                           12756.00
9/30/00                                                                    9797.00                           12631.00

               THE SELECT SECTOR SPDR TRUST [LOGO] ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00    11.92%      11.15%           12.23%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -2.03%      -3.81%           -1.67%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET      CONSUMER STAPLES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00     11.92%      11.15%           12.23%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -1.14%      -2.15%           -0.94%
    ---------------------------------------------------------------------------------

   (1) Investment operations commenced on December 16, 1998. Trading on the AMEX commenced December 22, 1998

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER           MERCK & COMPANY     COCA-COLA     JOHNSON & JOHNSON     BRISTOL-MYERS
                          INCORPORATED     INCORPORATED        COMPANY       COMPANY               SQUIBB COMPANY
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $20,145,796      12,155,346          9,692,904     9,273,604             7,971,565
    ------------------------------------------------------------------------------------------------------------------------
       % OF               12.88            7.77                6.20          5.93                  5.10
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------------
                                   >50 BASIS      >100 BASIS     >200 BASIS     <-50 BASIS    <-100 BASIS    <-200 BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        11             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        15             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         9             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         9             1              0               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         7             0              0               9             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on December 22, 1998

               THE SELECT SECTOR SPDR TRUST [LOGO] ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
The Cyclical/Transportation Select Sector SPDR Fund seeks to replicate the return of the Cyclical/Transportation Select Sector of the S&P 500 Index. To accomplish this, the Cyclical/Transportation Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve month period ending September 30, 2000, the Fund had a return of -4.12% as compared to the Cyclical/Transportation Select Sector Index return of -3.58% and the S&P 500 Index return of 13.28%. The Fund's performance has been negative over the last twelve months as the Cyclical/Transportation Select Sector Index was unable to maintain the higher earnings growth obtained in previous periods. The primary reason for the negative performance of the sector over the last twelve months was a lack of consumer confidence, which translated into weak growth for retail and cyclical stocks. After a strong holiday season, retail stocks have been hurt by interest rate hikes, stock market volatility and an unseasonably cool spring in parts of the Midwest and Northeast. All this has taken a particularly high toll on consumer sales activity. Gap Inc., JC Penney Co., and Circuit City Stores Inc. led the slowdown in the retail group each with returns below -35.00%. More diversified retailers partially offset the returns of the group as a whole with Home Depot Inc. and Kohl's Corp. both showing solid positive gains. Railroad stocks continued their weak growth while construction stocks were also hurt as the uncertainties in the economy continue to affect consumer spending. The Cyclical/Transportation Select Sector SPDR Fund consisted of 70 companies as of September 30, 2000.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               CYCLICAL/TRANSPORTATION SELECT
                                                                      SECTOR SPDR FUND                    S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10705.00                           10584.00
3/31/99                                                                   11652.00                           11111.00
6/30/99                                                                   12145.00                           11895.00
9/30/99                                                                   10717.00                           11152.00
12/31/99                                                                  12675.00                           12811.00
3/31/00                                                                   11973.00                           13104.00
6/30/00                                                                   10611.00                           12756.00
9/30/00                                                                   10275.00                           12631.00

               THE SELECT SECTOR SPDR TRUST [LOGO] ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET   MARKET   CYCLICAL/TRANSPORTATION
                                 VALUE     VALUE      SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00   -4.12%     -3.82%           -3.58%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       2.75%     -1.14%            3.46%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET   MARKET   CYCLICAL/TRANSPORTATION
                                  VALUE     VALUE      SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00    -4.12%     -3.82%           -3.58%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        1.53%     -0.64%            1.92%
    ---------------------------------------------------------------------------------

   (1) Investment operations commenced on December 16, 1998. Trading on the AMEX commenced December 22, 1998

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2000

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        WAL-MART STORES     HOME DEPOT       FORD MOTOR     GENERAL MOTORS     TARGET
                          INCORPORATED        INCORPORATED     COMPANY        CORPORATION        CORPORATION
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $18,041,726         13,763,935       5,421,533      3,970,135          2,680,196
    -------------------------------------------------------------------------------------------------------------------
       % OF               20.13               15.36            6.05           4.43               2.99
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------------
                                   >50 BASIS      >100 BASIS     >200 BASIS     <-50 BASIS    <-100 BASIS    <-200 BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1              0              0              0              1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        9              2              0              4              1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2              0              0              9              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        2              2              0              6              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        8              3              0              2              2              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4              0              0              6              1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7              2              0              3              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5              0              0              3              1              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on December 22, 1998

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                  [LOGO]

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to replicate the total return of the Energy Select Sector of the S&P 500 Index. To accomplish this, the Energy Select Sector SPDR Fund utilizes a "passive" investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate its relevant Select Sector Index. For the twelve month period ending September 30, 2000, the Fund had a return of 21.38% as compared to the Energy Select Sector Index return of 22.04% and the S&P 500 Index return of 13.28%. The Fund's performance benefitted from sizeable merger activity within the sector (Exxon/Mobil, BPAmoco/Atlantic Richfield) as well as escalating oil prices that reached their highest levels in several years. The securities that contributed significantly to the Fund's performance during the year ended September 30, 2000, included Anadarko Petroleum (+118.11%), Enron Corp. (+114.61%), Coastal Corp. (+81.68%), and Rowan Companies (+78.46%). The worst performing securities included McDermott International (-44.94%) and Texaco Inc. (-13.98%). Only 7 of the securities in the Fund had negative returns for the period. The Energy Select Sector SPDR Fund consisted of 29 companies as of September 30, 2000.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
ENERGY SELECT SECTOR SPDR FUND

                                                               ENERGY SELECT SECTOR SPDR FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                   9835.00                           10584.00
3/31/99                                                                   10483.00                           11111.00
6/30/99                                                                   11993.00                           11895.00
9/30/99                                                                   11791.00                           11152.00
12/31/99                                                                  11707.00                           12811.00
3/31/00                                                                   12672.00                           13104.00
6/30/00                                                                   13098.00                           12756.00
9/30/00                                                                   14314.00                           12631.00

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                  [LOGO]


   PERFORMANCE AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------

                               NET ASSET     MARKET           ENERGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00    21.38%      21.27%           22.04%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       43.14%      44.90%           44.00%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                                               ENERGY
                                NET ASSET     MARKET    SELECT SECTOR INDEX
                                  VALUE       VALUE    ----------------------
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00     21.38%      21.27%           22.04%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        22.15%      23.07%           22.56%
    ---------------------------------------------------------------------------------

   (1) Investment operations commenced on December 16, 1998. Trading on the AMEX commenced December 22, 1998

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2000

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL           ROYAL DUTCH      ENRON            SCHLUMBERGER      CHEVRON
                          CORPORATION           PETROLEUM        CORPORATION      LIMITED           CORPORATION
                                                CORPORATION
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $67,645,518           45,192,515       23,459,403       13,720,341        13,475,041
    -----------------------------------------------------------------------------------------------------------------------
       % OF               23.17                 15.48            8.03             4.70              4.62
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------------
                                   >50 BASIS      >100 BASIS     >200 BASIS     <-50 BASIS    <-100 BASIS    <-200 BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         7             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         2             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         5             1              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on December 22, 1998

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                  [LOGO]


THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector SPDR Fund utilizes a "passive" investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve month period ending September 30, 2000, the Fund had a return of 33.24% as compared to the Financial Select Sector Index return of 33.73% and the S&P 500 Index return of 13.28%. Despite ongoing inflation and interest rate concerns, the US equity market rally that began back in 1994 limped forward for much of the past twelve months. Most of this outperformance occurred during the last quarter. Although the Financial Select Sector SPDR Fund did provide positive returns for two of the first three quarters of the fiscal year, it either underperformed or, at best, matched the return of the overall S&P 500 Index for each of those quarters. It was not until the last quarter that the Financial Select Sector SPDR Fund came into its own as concerns over interest rates subsided -- at least temporarily. The Fund returned 23.70% versus an overall S&P 500 Index return for the quarter ended September 30, 2000 of -0.97%. The big winners in terms of individual companies were spread out over the different financial industries. The banking industry's strong showing was due in large part to Northern Trust Corporation's twelve month return of over 114%. At the same time, however, other banks (such as AmSouth Bancorp. and Huntington Bancshares Inc.) did not fare well at all -- posting negative year to date total returns. In general, the insurance industry was one of the strongest industries in the Financial Select Sector, but there were a few troubled companies even within this industry. Conseco Inc, for example, suffered greatly and returned -59% for the year. The Financial Select Sector SPDR Fund consisted of 74 companies as of September 30, 2000.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
FINANCIAL SELECT SECTOR SPDR FUND

                                                                FINANCIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10597.00                           10584.00
3/31/99                                                                   11371.00                           11111.00
6/30/99                                                                   11925.00                           11895.00
9/30/99                                                                   10097.00                           11152.00
12/31/99                                                                  10956.00                           12811.00
3/31/00                                                                   11195.00                           13104.00
6/30/00                                                                   10885.00                           12756.00
9/30/00                                                                   13446.00                           12631.00

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                      [LOGO]

   PERFORMANCE AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00    33.24%      32.92%           33.73%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       34.46%      27.25%           34.89%

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00     33.24%      32.92%           33.73%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        17.96%      14.44%           18.17%

   (1) Investment operations commenced on December 16, 1998. Trading on the AMEX commenced December 22, 1998

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP       AMERICAN        MORGAN STANLEY,    BANK OF        AMERICAN
                          INCORPORATED   INTERNATIONAL    DEAN WITTER,       AMERICA        EXPRESS
                                          GROUP           DISCOVER AND       CORPORATION    COMPANY
                                          INCORPORATED    COMPANY
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $52,854,690     48,121,435      22,360,218         18,696,670     17,582,690
    ------------------------------------------------------------------------------------------------------------
       % OF               12.29           11.19           5.20               4.35           4.09
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------------
                                   >50 BASIS      >100 BASIS     >200 BASIS     <-50 BASIS    <-100 BASIS    <-200 BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         5             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             1              1               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on December 22, 1998

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                             [LOGO]

THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to replicate the total return of the Industrial Select Sector of the S&P 500 index. To accomplish this, the Industrial Select Sector SPDR fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve month period ending September 30, 2000, the Fund had a return of 7.10% as compared to the Industrial Select Sector Index return of 7.68% and the S&P 500 Index return of 13.28%. This sector was marked by a significant disparity between the best performer, Corning Inc. with a return of over 334%, and its worst performer, Raytheon Co. with a return of nearly -42%. The majority of declining names were hard goods manufacturers. This area of the economy continues to be beset by excess capacity, limited pricing power, and slow growth. Despite the posting of negative returns over the last twelve months by nearly 60% of the sector's constituents, the Fund was still able to post a positive return courtesy of the performance of its two largest stocks, Corning Inc. and General Electric Co.("GE"). Corning's performance was attributed primarily by the continued growth of fiber optics as a means of data transmission whereas GE's performance can be attributed to the broad dramatic success of nearly all of its divisions. For the other constituents that had positive returns during this period, two of the factors that contributed to the returns were increasing positive perceptions regarding the future of the medical device industry and expectations that whoever wins the upcoming presidential election will likely increase defense spending. The Industrial Select Sector SPDR Fund consisted of 42 companies as of September 30, 2000.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
   INDUSTRIAL SELECT SECTOR SPDR FUND

[Performance Chart]

                                                               INDUSTRIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10759.00                           10584.00
3/31/99                                                                   11010.00                           11111.00
6/30/99                                                                   13153.00                           11895.00
9/30/99                                                                   12740.00                           11152.00
12/31/99                                                                  13223.00                           12811.00
3/31/00                                                                   13001.00                           13104.00
6/30/00                                                                   12786.00                           12756.00
9/30/00                                                                   13645.00                           12631.00

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                     [LOGO]

   PERFORMANCE AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         INDUSTRIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00     7.10%       7.79%            7.68%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       36.45%      34.02%           37.55%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         INDUSTRIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00      7.10%       7.79%            7.68%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        18.93%      17.81%           19.47%
    ---------------------------------------------------------------------------------

   (1) Investment operations commenced on December 16, 1998. Trading on the AMEX commenced December 22, 1998

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2000

    --------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL ELECTRIC     CORNING          TYCO LABORATORIES,    BOEING       EMERSON ELECTRIC
                          COMPANY              INCORPORATED     INCORPORATED          COMPANY      COMPANY
    --------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $10,427,246          4,878,225        4,611,791             2,651,922    2,068,692
    --------------------------------------------------------------------------------------------------------------------------
       % OF               20.86                9.76             9.23                  5.30         4.14
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------------
                                   >50 BASIS      >100 BASIS     >200 BASIS     <-50 BASIS    <-100 BASIS    <-200 BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        2             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         5             2              0               4             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         3             0              0               2             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         2             1              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         7             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         9             2              0               9             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         4             0              0               4             1              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on December 22, 1998

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

                                                             [LOGO]

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to replicate the total return of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve month period ending September 30, 2000, the Fund had a return of 12.67% as compared to the Technology Select Sector Index return of 13.03% and the S&P 500 Index return of 13.28%. The Technology Select Sector was the dominant sector in the S&P 500 Index during 1999 and the first quarter of 2000. However, the market's uncertainty of continued performance for the sector coupled with doubts about the near term future of the US economy added increased volatility to the sector. For the nine months ended September 30, 2000, the sector is down -14.15%. A significant portion of the negative return is due to the poor performance of some of the largest, most well know securities in the sector. Lucent Technologies experienced a rough time early in the year when the company failed to reach Wall Street expectations in January. As a result, Lucent has spent 2000 looking for ways to return to past glory. Over the last twelve months Lucent has returned -52.77%. In addition to Lucent, Microsoft has not had a pleasant new millennium. The well documented anti-trust troubles have kept Microsoft down for the year. As the market tries to determine where the litigation will lead, the stock continues to struggle, down 33.40% over the past year. Not every security in the Technology Select Sector did poorly. Indeed, there have been some spectacular returns posted by some lesser know companies in the sector. For example, the best performing security in the sector for the past twelve months was Network Appliance, up an amazing 611.34%. Network Appliance is a leader in file storage and content delivery. Another strong performer was Siebel Systems, a leading provider of E-business applications software, returning an impressive 568.29%. The Technology Select Sector SPDR Fund consisted of 88 companies as of September 30, 2000.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
TECHNOLOGY SELECT SECTOR SPDR FUND

                                                               TECHNOLOGY SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10851                              10584
3/31/99                                                                    12189                              11111
6/30/99                                                                    13445                              11895
9/30/99                                                                    13700                              11152
12/31/99                                                                   18011                              12811
3/31/00                                                                    20021                              13104
6/30/00                                                                    17985                              12756
9/30/00                                                                    15435                              12631

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                      [LOGO]

   PERFORMANCE AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         TECHNOLOGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00    12.67%      12.43%           13.03%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       54.35%      44.71%           55.05%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         TECHNOLOGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00     12.67%      12.43%           13.03%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        27.40%      22.98%           27.72%
    ---------------------------------------------------------------------------------

   (1) Investment operations commenced on December 16, 1998. Trading on the AMEX commenced December 22, 1998

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2000

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CISCO SYSTEMS     MICROSOFT       INTEL           ORACLE          EMC
                          INCORPORATED      CORPORATION     CORPORATION     CORPORATION     CORPORATION
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $99,190,270       80,294,514      70,597,148      56,627,392      55,179,220
    --------------------------------------------------------------------------------------------------------------
       % OF               9.51              7.70            6.77            5.43            5.29
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------------
                                   >50 BASIS      >100 BASIS     >200 BASIS     <-50 BASIS    <-100 BASIS    <-200 BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         2             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         1             0              1               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on December 22, 1998

              THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

                                                             [LOGO]

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve month period ending September 30, 2000, the Fund had a return of 13.21% as compared to the Basic Industries Select Sector Index return of 13.40% and the S&P 500 Index return of 13.28%. Performance for the Utilities Select Sector has been quite favorable for the year ended September 30, 2000, thanks to a strong rebound during the third quarter of the calendar year. Between June 30, 2000 and September 30, 2000, the Fund gained 17.92% as compared to the negative S&P 500 Index return of -.97%. In September alone, the Fund's return was 13.19%, while the S&P 500 Index return was -5.28%. The sector was strongly affected by problems with Telephone and Electric Utilities Companies early in the year, but was able to recover as a result of higher returns from some of the larger stocks. SBC Communications Inc. experienced a price return of over 15% between June 30, 2000 and September 30, 2000. Since SBC makes up over 21% of the sector as of September 30, 2000, the Fund enjoyed an added 3% of positive performance from this stock's rise alone. Despite problems with this summer's employee strike, the successful merger of Bell Atlantic and GTE, both within the Utilities Sector, to form Verizon Communications had a positive effect on the Fund as well. In addition, the stellar performance of AES Corp. added many percentage points to the overall Fund return, as AES experienced a 132% return on its stock price over the entire year. Coupled with an additional 5.55% return in Duke Energy Co. during the same period, the Utilities Sector was able to enjoy a strong finish. The Utilities Select Sector SPDR Fund consisted of 40 companies as of September 30, 2000.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
UTILITIES SELECT SECTOR SPDR FUND

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10369.00                           10584.00
3/31/99                                                                    9239.00                           11111.00
6/30/99                                                                   10818.00                           11895.00
9/30/99                                                                   10366.00                           11152.00
12/31/99                                                                  10022.00                           12811.00
3/31/00                                                                    9490.00                           13104.00
6/30/00                                                                    9789.00                           12756.00
9/30/00                                                                   11731.00                           12631.00

                   THE SELECT SECTOR SPDR TRUST ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                                                    [GRAPHIC]

   PERFORMANCE AS OF SEPTEMBER 30, 2000

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         UTILITIES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00    13.21%      12.35%           13.40%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       17.31%      14.48%           17.12%
    ---------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         UTILITIES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/00     13.21%      12.35%           13.40%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         9.32%       7.86%            9.22%
    ---------------------------------------------------------------------------------

   (1) Investment operations commenced on December 16, 1998. Trading on the AMEX commenced December 22, 1998

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SBC                VERIZON            AES             DUKE            BELLSOUTH
                          COMMUNICATIONS     COMMUNICATIONS     CORPORATION     ENERGY          CORPORATION
                          INCORPORATED       CORPORATION                        CORPORATION
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $23,571,350        18,309,133         5,175,243       5,061,479       3,647,294
    ------------------------------------------------------------------------------------------------------------------
       % OF               21.82              16.95              4.79            4.69            3.38
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2000

    ------------------------------------------------------------------------------------------------------------------------------
                                   >50 BASIS      >100 BASIS     >200 BASIS     <-50 BASIS    <-100 BASIS    <-200 BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         3             0              0               5             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         5             1              0               4             0              1
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         5             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         6             0              0              11             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             1              0               6             2              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         2             1              0               1             1              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on December 22, 1998

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.5%
ALUMINUM -- 12.5%
Alcan Aluminum Ltd....................     55,009   $ 1,591,823
Alcoa, Inc............................    217,515     5,505,848
                                                    -----------
                                                      7,097,671
                                                    -----------
CHEMICALS -- 48.8%
Air Products & Chemicals, Inc.........     57,587     2,073,132
Dow Chemical Co.......................    170,344     4,247,953
Du Pont (E.I.) de Nemours.............    261,957    10,854,843
Eastman Chemical Co...................     19,295       712,709
Ecolab, Inc...........................     32,139     1,159,013
Engelhard Corp........................     32,045       520,731
FMC Corp. (a).........................      7,633       511,888
Great Lakes Chemical Corp.............     13,108       384,228
Hercules, Inc.........................     27,012       381,545
PPG Industries, Inc...................     43,652     1,732,439
Praxair, Inc..........................     39,748     1,485,582
Rohm & Haas Co........................     54,382     1,580,477
Sigma-Aldrich Corp....................     20,276       669,108
Union Carbide Corp....................     33,901     1,279,763
W.R. Grace & Co. (a)..................     16,743       115,108
                                                    -----------
                                                     27,708,519
                                                    -----------
CONSTRUCTION -- 1.8%
Vulcan Materials Co...................     25,340     1,018,351
                                                    -----------
CONTAINERS -- 4.1%
Ball Corp.............................      7,416       234,995
Bemis Co., Inc........................     13,379       429,800
Crown Cork & Seal Co., Inc............     32,029       342,310
Owens-Illinois, Inc. (a)..............     36,520       337,810
Pactiv Corp. (a)......................     42,582       476,386
Temple-Inland, Inc....................     12,797       484,686
                                                    -----------
                                                      2,305,987
                                                    -----------
GOLD -- 5.9%
Barrick Gold Corp.....................     99,375     1,515,469
Homestake Mining Co...................     65,902       341,866
Newmont Mining Corp...................     42,157       716,669
Placer Dome, Inc......................     82,265       776,376
                                                    -----------
                                                      3,350,380
                                                    -----------
MACHINERY -- 0.4%
Timken Co.............................     15,168       207,612
                                                    -----------
MANUFACTURING -- 4.0%
Avery Dennison Corp...................     27,973     1,297,248
Sealed Air Corp. (a)..................     21,079       953,825
                                                    -----------
                                                      2,251,073
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
METALS/MINING -- 3.3%
Freeport-McMoRan Copper & Gold, Inc.
  (Class B) (a).......................     38,260   $   337,166
Inco Ltd. (a).........................     45,635       735,864
Phelps Dodge Corp.....................     19,786       826,066
                                                    -----------
                                                      1,899,096
                                                    -----------
PAPER & FOREST PRODUCTS -- 16.9%
Boise Cascade Corp....................     14,438       383,510
Georgia-Pacific Corp..................     42,767     1,005,025
International Paper Co................    121,420     3,483,236
Louisiana-Pacific Corp................     26,198       240,694
Mead Corp.............................     25,771       602,397
Potlatch Corp.........................      7,160       226,435
Westvaco Corp.........................     25,261       674,153
Weyerhaeuser Co.......................     55,310     2,233,141
Willamette Industries, Inc............     27,395       767,060
                                                    -----------
                                                      9,615,651
                                                    -----------
STEEL -- 2.8%
Allegheny Technologies, Inc...........     20,378       369,351
Bethlehem Steel Corp. (a).............     32,812        98,436
Nucor Corp............................     20,413       614,942
USX-U.S. Steel Group..................     22,285       338,453
Worthington Industries, Inc...........     21,356       200,213
                                                    -----------
                                                      1,621,395
                                                    -----------

TOTAL COMMON STOCKS --
  (Cost $91,437,751)..................               57,075,735
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $100,298)................    100,298       100,298
                                                    -----------
TOTAL INVESTMENTS -- 100.7%
  (Cost $91,538,049)..................               57,176,033
OTHER ASSETS AND
  LIABILITIES -- (0.7)%...............                (390,650)
                                                    -----------
NET ASSETS -- 100.0%..................              $56,785,383
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
ENTERTAINMENT -- 46.3%
Disney (Walt) Co. (The)...............    259,094   $ 9,910,346
Seagram Co. Ltd. (The)................     55,424     3,183,416
Time Warner, Inc......................    164,535    12,874,864
Viacom, Inc. (a)......................    188,547    11,029,999
                                                    -----------
                                                     36,998,625
                                                    -----------
FINANCIAL SERVICES -- 2.0%
Cendant Corp. (a).....................     95,773     1,041,531
H&R Block, Inc........................     14,398       533,626
                                                    -----------
                                                      1,575,157
                                                    -----------
HOTELS -- 5.2%
Carnival Corp.........................     76,828     1,891,889
Harrah's Entertainment, Inc. (a)......     17,694       486,585
Hilton Hotels Corp....................     53,296       616,235
Marriott International, Inc...........     31,832     1,159,879
                                                    -----------
                                                      4,154,588
                                                    -----------
INFORMATION SERVICES -- 6.5%
Dun & Bradstreet Corp.................     22,678       780,973
IMS Health, Inc.......................     41,421       859,486
Interpublic Group of Cos., Inc........     39,869     1,358,038
Omnicom Group, Inc....................     22,866     1,667,789
Young & Rubicam, Inc..................     10,463       517,918
                                                    -----------
                                                      5,184,204
                                                    -----------
MEDIA -- 10.1%
Clear Channel Communications, Inc.
  (a).................................     74,516     4,210,154
Comcast Corp. (Class A) (a)...........     93,019     3,807,965
                                                    -----------
                                                      8,018,119
                                                    -----------
MEDICAL PROVIDERS -- 12.1%
Aetna, Inc............................     18,683     1,084,782
HCA-The Healthcare Co.................     71,661     2,660,414
Healthsouth Corp. (a).................     57,464       466,895
Humana, Inc. (a)......................     34,733       373,380
Manor Care, Inc. (a)..................     23,370       366,617
Quintiles Transnational Corp. (a).....     19,782       315,276
Tenet Healthcare Corp.................     41,638     1,514,582
UnitedHealth Group, Inc...............     20,903     2,064,171
Wellpoint Health Networks, Inc.(a)....      8,825       847,200
                                                    -----------
                                                      9,693,317
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
PUBLISHING -- 10.6%
American Greetings Corp. (Class A)....     11,960   $   209,300
Deluxe Corp...........................     12,057       244,908
Dow Jones & Co., Inc..................     11,796       713,658
Gannett Co., Inc......................     34,006     1,802,318
Knight Ridder, Inc....................     10,677       542,525
McGraw-Hill, Inc......................     25,484     1,619,827
Meredith Corp.........................      8,619       254,261
New York Times Co. (The) (Class A)....     22,468       883,273
R.R. Donnelley & Sons Co..............     18,224       447,627
Tribune Co............................     40,354     1,760,443
                                                    -----------
                                                      8,478,140
                                                    -----------
RESTAURANTS -- 7.1%
Darden Restaurants, Inc...............     19,637       408,695
McDonald's Corp.......................    107,758     3,252,945
Starbucks Corp.(a)....................     25,193     1,009,295
Tricon Global Restaurants, Inc.(a)....     20,933       641,073
Wendy's International, Inc............     18,135       363,833
                                                    -----------
                                                      5,675,841
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $87,278,438)..................               79,777,991
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $176,407)................    176,407       176,407
                                                    -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $87,454,845)..................               79,954,398
OTHER ASSETS AND LIABILITIES --
  (0.1)%..............................                 (43,703)
                                                    -----------
NET ASSETS -- 100.0%..................              $79,910,695
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.3%
AGRICULTURE -- 0.2%
Archer-Daniels-Midland Co............     44,816   $    386,538
                                                   ------------
ALCOHOL -- 2.0%
Adolph Coors Co. (Class B)...........      2,606        164,667
Anheuser-Busch Cos., Inc.............     64,405      2,725,137
Brown-Forman Corp. (Class B).........      4,898        268,165
                                                   ------------
                                                      3,157,969
                                                   ------------
BIOTECHNOLOGY -- 4.4%
Amgen, Inc. (a)......................     73,008      5,098,011
Biogen, Inc. (a).....................     10,496        640,256
MedImmune, Inc. (a)..................     14,847      1,146,931
                                                   ------------
                                                      6,885,198
                                                   ------------
DRUGS -- 42.7%
Allergan Pharmaceuticals, Inc........      9,340        788,646
ALZA Corp. (Class A) (a).............      8,204        709,646
American Home Products Corp..........     92,609      5,238,197
Bristol-Myers Squibb Co..............    139,546      7,971,565
Cardinal Health, Inc.................     19,737      1,740,557
Eli Lilly & Co.......................     80,161      6,503,061
Mckesson HBOC, Inc...................     20,184        616,874
Merck & Co., Inc.....................    163,296     12,155,346
Pfizer, Inc..........................    448,307     20,145,796
Pharmacia Corp.......................     92,168      5,547,361
Schering-Plough Corp.................    103,985      4,835,302
Watson Pharmaceuticals, Inc. (a).....      7,280        472,290
                                                   ------------
                                                     66,724,641
                                                   ------------
FOOD AND BEVERAGES -- 17.7%
Bestfoods............................     19,710      1,433,903
Campbell Soup Co.....................     29,920        774,180
Coca-Cola Co.........................    175,835      9,692,904
Coca-Cola Enterprises, Inc...........     29,744        474,045
ConAgra, Inc.........................     37,868        759,727
General Mills, Inc...................     20,226        718,023
H.J. Heinz Co........................     24,687        914,962
Hershey Foods Corp...................      9,730        526,636
Kellogg Co...........................     28,796        696,503
Nabisco Group Holdings Corp..........     23,192        660,972
PepsiCo, Inc.........................    102,446      4,712,516
Quaker Oats Co.......................      9,462        748,681
Ralston Purina Group.................     21,821        516,885
Sara Lee Corp........................     61,828      1,255,881
SUPERVALU, Inc.......................      9,393        141,482
SYSCO Corp...........................     23,659      1,095,707
Unilever N.V. (N.Y. Shares)..........     40,600      1,958,950
W.M. Wrigley Jr. Co..................      8,105        606,862
                                                   ------------
                                                     27,688,819
                                                   ------------
GROCERY -- 2.4%
Albertson's, Inc.....................     30,058        631,218
Kroger Co. (a).......................     58,596      1,322,072
Safeway, Inc. (a)....................     35,323      1,649,143
Winn-Dixie Stores, Inc...............      9,984        143,520
                                                   ------------
                                                      3,745,953
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
HOME PRODUCTS -- 3.9%
Alberto-Culver Co. (Class B).........      3,897   $    112,282
Avon Products, Inc...................     16,842        688,417
Clorox Co............................     16,661        659,151
Colgate-Palmolive Co.................     40,785      1,925,052
Fortune Brands, Inc..................     11,126        294,839
Gillette Co..........................     74,797      2,309,358
International Flavors & Fragrances,
  Inc................................      7,037        128,425
                                                   ------------
                                                      6,117,524
                                                   ------------
HOUSEHOLD PRODUCTS -- 5.6%
Fort James Corp......................     14,543        444,470
Kimberly-Clark Corp..................     38,198      2,131,926
Procter & Gamble Co..................     92,900      6,224,300
                                                   ------------
                                                      8,800,696
                                                   ------------
MEDICAL PRODUCTS -- 15.6%
Abbott Laboratories..................    110,079      5,235,632
Bausch & Lomb, Inc...................      3,789        147,534
Baxter International, Inc............     20,761      1,656,987
Becton, Dickinson & Co...............     18,045        477,065
Biomet, Inc..........................     12,622        441,770
Boston Scientific Corp. (a)..........     28,935        475,619
C.R. Bard, Inc.......................      3,611        152,565
Guidant Corp. (a)....................     21,796      1,540,705
Johnson & Johnson Co.................     98,721      9,273,604
Mallinckrodt, Inc....................      4,825        220,141
Medtronic, Inc.......................     85,048      4,406,549
St. Jude Medical Center, Inc. (a)....      5,986        305,286
                                                   ------------
                                                     24,333,457
                                                   ------------
SPECIALTY RETAIL -- 2.6%
CVS Corp.............................     27,738      1,284,616
Longs Drug Stores Corp...............      2,686         51,370
Walgreen Co..........................     71,717      2,720,764
                                                   ------------
                                                      4,056,750
                                                   ------------
TOBACCO -- 3.2%
Philip Morris Cos., Inc..............    159,889      4,706,732
UST, Inc.............................     11,480        262,605
                                                   ------------
                                                      4,969,337
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $154,757,005)................               156,866,882
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $137,448)...............    137,448        137,448
                                                   ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $154,894,453)................               157,004,330
OTHER ASSETS AND
  LIABILITIES -- (0.4)%..............                 (610,735)
                                                   ------------
NET ASSETS -- 100.0%.................              $156,393,595
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.1%
AIRLINES -- 3.6%
AMR Corp..............................     18,585   $   607,497
Delta Air Lines, Inc. ................     15,890       705,119
Southwest Airlines Co. ...............     62,920     1,525,810
US Airways Group, Inc. (a)............     11,016       335,299
                                                    -----------
                                                      3,173,725
                                                    -----------
APPAREL -- 7.6%
Gap, Inc. (The).......................     97,133     1,954,802
Limited, Inc. (The)...................     53,698     1,184,712
Liz Claiborne, Inc....................      8,752       336,952
Nike, Inc. (Class B)..................     32,282     1,293,298
Reebok International Ltd. (a).........     21,411       402,794
Russell Corp..........................     11,186       177,578
Springs Industries, Inc. .............      5,093       143,559
TJX Cos., Inc. (The)..................     38,296       861,660
V.F. Corp.............................     16,549       408,553
                                                    -----------
                                                      6,763,908
                                                    -----------
CONSTRUCTION -- 2.4%
Armstrong Holdings, Inc. .............      8,310        99,201
Centex Corp...........................     11,766       377,983
Kaufman & Broad Home Corp. ...........     10,685       287,827
Masco Corp. ..........................     55,941     1,041,901
Pulte Corp. ..........................      9,911       327,063
                                                    -----------
                                                      2,133,975
                                                    -----------
CONSUMER DURABLES -- 1.6%
Black & Decker Corp...................     11,595       396,404
Maytag Corp. .........................     11,004       341,812
Stanley Works (The)...................     13,430       309,730
Whirlpool Corp. ......................      9,749       378,992
                                                    -----------
                                                      1,426,938
                                                    -----------
DEPARTMENT STORES -- 32.3%
Costco Wholesale Corp. (a)............     52,377     1,829,921
Dillard's, Inc. (Class A).............     15,723       167,057
Federated Department Stores, Inc.
  (a).................................     25,602       668,852
J.C. Penney Co., Inc..................     35,700       421,706
KMart Corp. (a).......................     64,876       389,256
Kohl's Corp. (a)......................     40,111     2,313,903
May Department Stores Co..............     39,107       801,693
Nordstrom, Inc. ......................     18,856       293,447
Sears, Roebuck & Co...................     41,833     1,356,226
Target Corp. .........................    104,593     2,680,196
Wal-Mart Stores, Inc. ................    374,893    18,041,726
                                                    -----------
                                                     28,963,983
                                                    -----------
HOUSEWARES -- 1.6%
Leggett & Platt, Inc..................     27,751       438,813
Newell Rubbermaid, Inc................     33,482       763,808
Tupperware Corp.......................     13,720       246,960
                                                    -----------
                                                      1,449,581
                                                    -----------
LEISURE TIME -- 1.3%
Brunswick Corp........................     14,903       271,980
Hasbro, Inc...........................     25,053       286,544
Mattel, Inc...........................     57,147       639,332
                                                    -----------
                                                      1,197,856
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MANUFACTURING -- 0.5%
ITT Industries, Inc. .................     13,392   $   434,403
                                                    -----------
MOTOR VEHICLES -- 15.1%
Cooper Tire & Rubber Co...............     15,602       156,995
Delphi Automotive Systems Corp........     70,180     1,061,473
Ford Motor Co. .......................    214,184     5,421,533
General Motors Corp. .................     61,079     3,970,135
Genuine Parts Co. ....................     24,166       460,664
Goodyear Tire & Rubber Co. (The)......     22,014       396,252
Harley-Davidson, Inc. ................     33,654     1,611,185
Snap-on, Inc..........................     11,087       261,237
Visteon Corp. ........................     14,496       219,252
                                                    -----------
                                                     13,558,726
                                                    -----------
PUBLISHING -- 0.7%
Harcourt General, Inc.................     11,262       664,458
                                                    -----------
RAILROADS -- 4.0%
Burlington Northern Santa Fe Corp. ...     49,437     1,065,985
CSX Corp..............................     28,121       613,389
Norfolk Southern Corp.................     48,518       709,576
Union Pacific Corp. ..................     30,388     1,181,334
                                                    -----------
                                                      3,570,284
                                                    -----------
SPECIALTY RETAIL -- 27.5%
AutoZone, Inc. (a)....................     17,571       398,642
Bed Bath & Beyond, Inc. (a)...........     38,948       949,966
Best Buy Co., Inc. (a)................     25,676     1,633,635
Circuit City Stores, Inc..............     25,657       590,111
Consolidated Stores Corp. (a).........     20,222       272,997
Dollar General Corp. .................     43,245       724,354
Home Depot, Inc.......................    259,391    13,763,935
Lowes Cos., Inc.......................     44,571     2,000,124
Office Depot, Inc. (a)................     44,723       349,398
RadioShack Corp. .....................     23,093     1,492,385
Sherwin-Williams Co. .................     24,010       513,214
Staples, Inc. (a).....................     56,163       796,812
Tiffany & Co..........................     16,154       622,939
Toys "R" Us, Inc. (a).................     31,608       513,630
                                                    -----------
                                                     24,622,142
                                                    -----------
TRUCKING AND FREIGHT FORWARD -- 1.9%
FedEx Corp. (a).......................     34,450     1,527,513
Ryder System, Inc.....................     11,368       209,597
                                                    -----------
                                                      1,737,110
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $115,185,347).................               89,697,089
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $144,719)................    144,719       144,719
                                                    -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $115,330,066).................               89,841,808
OTHER ASSETS AND LIABILITIES --
  (0.3)%..............................                (227,050)
                                                    -----------
NET ASSETS -- 100.0%..................              $89,614,758
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.3%
ENERGY RESOURCES -- 66.9%
Amerada Hess Corp......................   57,806   $  3,869,389
Anadarko Petroleum Corp................  110,852      7,367,224
Apache Corp............................   71,298      4,215,494
Burlington Resources, Inc..............  121,137      4,459,356
Chevron Corp. .........................  158,065     13,475,041
Conoco, Inc. (Class B).................  282,021      7,596,941
Devon Energy Corp. ....................   73,383      4,413,987
Exxon Mobil Corp. .....................  758,996     67,645,518
Kerr-McGee Corp. ......................   59,356      3,932,335
Occidental Petroleum Corp..............  206,801      4,510,847
Phillips Petroleum Co. ................  115,080      7,221,270
Royal Dutch Petroleum Co...............  753,994     45,192,515
Texaco, Inc. ..........................  223,137     11,714,693
Unocal Corp. ..........................  133,349      4,725,555
USX-Marathon Group.....................  170,643      4,841,995
                                                   ------------
                                                    195,182,160
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.7%
McDermott International, Inc...........  184,680      2,031,480
                                                   ------------
NATURAL GAS -- 16.9%
Coastal Corp...........................   97,450      7,223,481
Columbia Energy Group..................   51,798      3,677,658
El Paso Energy Corp. ..................  108,102      6,661,786
Enron Corp. ...........................  267,725     23,459,403
Williams Cos., Inc. (The)..............  193,778      8,187,121
                                                   ------------
                                                     49,209,449
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
OIL AND GAS REFINING -- 2.9%
Ashland, Inc. .........................   78,965   $  2,660,134
Sunoco, Inc............................   94,857      2,555,210
Tosco Corp. ...........................  105,536      3,291,404
                                                   ------------
                                                      8,506,748
                                                   ------------
OIL AND GAS SERVICES -- 12.9%
Baker Hughes, Inc. ....................  161,816      6,007,419
Halliburton Co. .......................  189,012      9,249,775
Rowan Cos., Inc. (a)...................   94,439      2,738,731
Schlumberger Ltd.......................  166,686     13,720,341
Transocean Sedco Forex, Inc. ..........  102,734      6,022,781
                                                   ------------
                                                     37,739,047
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $279,265,418)..................             292,668,884
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $638,609).................  638,609        638,609
                                                   ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $279,904,027)..................             293,307,493
OTHER ASSETS AND LIABILITIES --
  (0.5)%...............................              (1,332,925)
                                                   ------------
NET ASSETS -- 100.0%...................            $291,974,568
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.1%
BANKS -- 31.9%
AmSouth Bancorp........................   81,817   $  1,022,713
Banc One Corp..........................  251,105      9,698,931
Bank of America Corp...................  356,977     18,696,670
Bank of New York, Inc..................  160,466      8,996,125
BB&T Corp..............................   86,820      2,615,453
Chase Manhattan Corp...................  284,398     13,135,633
Comerica, Inc..........................   34,091      1,992,193
Fifth Third Bancorp....................  101,126      5,448,163
First Union Corp.......................  214,096      6,891,215
Firstar Corp...........................  208,040      4,654,895
FleetBoston Financial Corp.............  196,151      7,649,889
Huntington Bancshares, Inc.............   54,582        801,667
KeyCorp................................   93,428      2,364,896
Mellon Financial Corp..................  105,995      4,915,518
National City Corp.....................  132,163      2,924,106
Northern Trust Corp....................   48,174      4,281,464
Old Kent Financial Corp................   29,947        866,591
PNC Financial Services Group...........   62,762      4,079,530
Regions Financial Corp.................   47,516      1,078,019
SouthTrust Corp........................   36,771      1,155,988
State Street Corp......................   35,052      4,556,760
Summit Bancorp.........................   37,813      1,304,549
SunTrust Banks, Inc....................   64,720      3,223,865
Synovus Financial Corp.................   61,760      1,308,540
U.S. Bancorp...........................  161,890      3,682,998
Union Planters Corp....................   29,311        969,095
Wachovia Corp..........................   44,167      2,503,717
Wells Fargo & Co.......................  357,848     16,438,642
                                                   ------------
                                                    137,257,825
                                                   ------------
CONSUMER FINANCE -- 4.8%
Capital One Financial Corp.............   42,714      2,992,650
Countrywide Credit Industries, Inc.....   24,781        935,483
Household International, Inc...........  102,660      5,813,122
MBNA Corp..............................  185,123      7,127,235
Providian Financial Corp...............   31,005      3,937,635
                                                   ------------
                                                     20,806,125
                                                   ------------
FINANCIAL SERVICES -- 33.5%
American Express Co....................  289,427     17,582,690
Aon Corp...............................   55,366      2,173,115
Associates First Capital Corp. (Class
  A)...................................  158,265      6,014,070
CIT Group, Inc. (The) (Class A)........   57,215      1,001,263
Citigroup, Inc.........................  977,659     52,854,690
Fannie Mae.............................  218,961     15,655,711
Freddie Mac............................  151,018      8,164,411
Marsh & McLennan Cos., Inc.............   58,975      7,828,931
Morgan (J.P.) & Co., Inc...............   34,573      5,648,364
Morgan Stanley, Dean Witter, Discover
  and Co...............................  244,541     22,360,218
Stilwell Financial, Inc. (a)...........   48,854      2,125,149
T. Rowe Price Associates, Inc..........   26,303      1,234,597
USA Education, Inc.....................   33,683      1,623,100
                                                   ------------
                                                    144,266,309
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
LIFE INSURANCE -- 3.3%
Aflac, Inc.............................   57,607   $  3,690,449
American General Corp..................   54,883      4,280,874
Conseco, Inc...........................   70,816        539,972
Jefferson-Pilot Corp...................   22,478      1,525,694
Lincoln National Corp..................   41,470      1,995,744
Torchmark Corp.........................   28,014        779,139
UnumProvident Corp.....................   52,413      1,428,254
                                                   ------------
                                                     14,240,126
                                                   ------------
PROPERTY INSURANCE -- 17.3%
Allstate Corp..........................  159,434      5,540,331
American International Group, Inc......  502,902     48,121,435
Chubb Corp.............................   37,935      3,001,607
CIGNA Corp.............................   34,224      3,572,986
Cincinnati Financial Corp..............   35,056      1,244,488
Hartford Financial Services
  Group, Inc. (The)....................   48,774      3,557,454
Loews Corp.............................   21,523      1,794,480
MBIA, Inc..............................   21,461      1,526,414
MGIC Investment Corp...................   23,053      1,409,115
Progressive Corp.......................   15,949      1,305,824
SAFECO Corp............................   27,823        758,177
St. Paul Cos., Inc.....................   48,545      2,393,875
                                                   ------------
                                                     74,226,186
                                                   ------------
SAVINGS AND LOANS -- 1.8%
Charter One Financial, Inc.............   45,551      1,110,309
Golden West Financial Corp.............   34,390      1,844,164
Washington Mutual, Inc.................  116,978      4,657,187
                                                   ------------
                                                      7,611,660
                                                   ------------
SECURITY DEALERS/
  ASSET MANAGEMENT -- 7.5%
Bear Stearns Cos., Inc.................   23,312      1,468,656
Franklin Resources, Inc................   53,077      2,358,211
Lehman Brothers Holdings, Inc..........   26,421      3,903,703
Merrill Lynch & Co., Inc...............  179,272     11,831,952
Paine Webber Group, Inc................   32,084      2,185,722
Schwab (Charles) Corp..................  300,014     10,650,497
                                                   ------------
                                                     32,398,741
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $376,133,497)..................             430,806,972
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $719,409).................  719,409        719,409
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $376,852,906)..................             431,526,381
OTHER ASSETS AND LIABILITIES --
  (0.3)%...............................              (1,385,038)
                                                   ------------
NET ASSETS -- 100.0%...................            $430,141,343
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.2%
DEFENSE/AEROSPACE -- 9.6%
B.F. Goodrich Co. (The).................    4,708   $   184,495
Boeing Co...............................   42,094     2,651,922
General Dynamics Corp...................    9,254       581,267
Lockheed Martin Corp....................   20,032       660,254
Northrop Grumman Corp...................    3,352       304,613
Raytheon Co. (Class B)..................   15,842       450,507
                                                    -----------
                                                      4,833,058
                                                    -----------
ELECTRICAL EQUIPMENT -- 27.3%
American Power Conversion Corp. (a).....    9,066       173,954
Cooper Industries, Inc..................   19,879       700,735
Emerson Electric Co.....................   30,876     2,068,692
General Electric Co.....................  180,754    10,427,246
Rockwell International Corp.............    8,700       263,175
                                                    -----------
                                                     13,633,802
                                                    -----------
ELECTRONICS -- 2.8%
PE Corp. -- PE Biosystems Group.........    9,790     1,140,535
PerkinElmer, Inc........................    2,340       244,238
                                                    -----------
                                                      1,384,773
                                                    -----------
ENGINEERING & CONSTRUCTION -- 1.2%
Fluor Corp..............................   19,827       594,810
                                                    -----------
MACHINERY-DIVERSIFIED -- 6.9%
Caterpillar, Inc........................   29,293       988,639
Deere & Co..............................   25,056       833,112
Dover Corp..............................   20,719       972,498
Ingersoll-Rand Co.......................   19,881       673,469
                                                    -----------
                                                      3,467,718
                                                    -----------
MANUFACTURING -- 43.9%
Briggs & Stratton Corp..................   13,307       503,171
Corning, Inc............................   16,425     4,878,225
Crane Co................................   23,437       536,121
Danaher Corp............................   18,276       909,231
Eaton Corp..............................   10,269       632,827
Honeywell International, Inc............   48,471     1,726,779
Illinois Tool Works, Inc................   23,287     1,301,161

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MANUFACTURING -- (CONTINUED)
Johnson Controls, Inc...................   13,317   $   708,298
Millipore Corp..........................    2,208       106,950
Minnesota Mining & Manufacturing Co.....   20,817     1,896,949
National Service Industries, Inc........   26,353       515,531
Pall Corp...............................   28,188       561,998
Parker-Hannifin Corp....................   17,970       606,488
Textron, Inc............................   15,287       705,113
Thermo Electron Corp. (a)...............    8,066       209,716
Tyco Laboratories, Inc..................   88,902     4,611,791
United Technologies Corp................   21,978     1,521,977
                                                    -----------
                                                     21,932,326
                                                    -----------
MOTOR VEHICLES -- 4.4%
Cummins Engine Co., Inc.................   15,767       472,024
Dana Corp...............................   24,300       522,450
Navistar International Corp. (a)........   15,078       451,398
PACCAR, Inc.............................   14,463       536,035
TRW, Inc................................    5,826       236,681
                                                    -----------
                                                      2,218,588
                                                    -----------
WASTE MANAGEMENT -- 4.1%
Allied Waste Industries, Inc. (a).......   95,198       874,632
Waste Management, Inc...................   66,838     1,165,487
                                                    -----------
                                                      2,040,119
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $54,889,921)....................             50,105,194
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $81,530)...................   81,530        81,530
                                                    -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $54,971,451)....................             50,186,724
OTHER ASSETS AND LIABILITIES --
  (0.4)%................................              (197,518)
                                                    -----------
NET ASSETS -- 100.0%....................            $49,989,206
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 13.5%
ADC Telecommunications, Inc.
  (a).............................      178,573   $    4,801,940
Andrew Corp. (a)..................       27,452          718,899
Comverse Technology, Inc. (a).....       38,864        4,197,312
JDS Uniphase Corp. (a)............      236,787       22,420,769
Lucent Technologies, Inc..........      844,803       25,819,292
Motorola, Inc.....................      556,768       15,728,696
Nortel Networks Corp..............      762,525       45,417,895
QUALCOMM, Inc. (a)................      188,670       13,442,737
Scientific-Atlanta, Inc...........       48,294        3,072,706
Tellabs, Inc. (a).................      106,090        5,065,798
                                                  --------------
                                                     140,686,044
                                                  --------------
COMPUTER HARDWARE -- 32.8%
Apple Computer, Inc. (a)..........       88,909        2,289,407
Cabletron Systems, Inc. (a).......       56,936        1,672,495
Cisco Systems, Inc. (a)...........    1,795,299       99,190,270
Compaq Computer Corp..............      435,778       12,018,757
Dell Computer Corp. (a)...........      657,980       20,274,009
EMC Corp. (a).....................      556,663       55,179,220
Gateway 2000, Inc. (a)............       86,138        4,026,951
Hewlett-Packard Co................      253,601       24,599,297
International Business Machines
  Corp............................      445,475       50,115,937
Lexmark International, Inc. (Class
  A) (a)..........................       32,779        1,229,213
NCR Corp. (a).....................       24,170          913,928
Network Appliance, Inc. (a).......       89,657       11,420,060
Palm, Inc. (a)....................      143,458        7,594,308
Seagate Technology, Inc. (a)......       62,115        4,285,935
Sun Microsystems, Inc. (a)........      405,369       47,326,831
                                                  --------------
                                                     342,136,618
                                                  --------------
COMPUTERS SOFTWARE -- 22.0%
Adobe Systems, Inc................       33,419        5,188,300
America Online, Inc. (a)..........      586,766       31,538,673
Autodesk, Inc.....................       19,312          490,042
BMC Software, Inc. (a)............       64,804        1,239,377
Citrix Systems, Inc. (a)..........       47,061          944,161
Computer Associates, International
  Inc.............................      152,311        3,836,333
Compuware Corp. (a)...............       95,792          802,258
Mercury Interactive Corp. (a).....       20,171        3,161,804
Microsoft Corp. (a)...............    1,331,308       80,294,514
Novell, Inc. (a)..................       88,725          881,705
Oracle Corp. (a)..................      719,078       56,627,392
Parametric Technology Corp. (a)...       79,139          865,583
PeopleSoft, Inc. (a)..............       79,215        2,213,069
Sapient Corp. (a).................       29,874        1,215,498
Siebel Systems, Inc. (a)..........      105,365       11,728,442
Unisys Corp. (a)..................       83,145          935,381
VERITAS Software Corp. (a)........      101,670       14,437,140
Yahoo!, Inc. (a)..................      139,013       12,650,183
                                                  --------------
                                                     229,049,855
                                                  --------------
ELECTRICAL EQUIPMENT -- 1.3%
Molex, Inc........................       49,830        2,712,621
Sanmina Corp. (a).................       37,666        3,526,479
Solectron Corp. (a)...............      156,644        7,225,204
Thomas & Betts Corp...............       17,591          306,743
                                                  --------------
                                                      13,771,047
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
ELECTRONICS -- 0.7%
Agilent Technologies, Inc. (a)....      115,077   $    5,631,581
Tektronix, Inc....................       16,670        1,280,464
W.W. Grainger, Inc................       26,304          692,124
                                                  --------------
                                                       7,604,169
                                                  --------------
INFORMATION SERVICES -- 3.2%
Automatic Data Processing, Inc....      161,773       10,818,569
Ceridian Corp. (a)................       40,856        1,146,521
Computer Sciences Corp. (a).......       44,697        3,318,752
Convergys Corp. (a)...............       38,947        1,514,065
Electronic Data Systems Corp......      120,582        5,004,153
Equifax, Inc......................       39,425        1,062,011
First Data Corp...................      105,237        4,110,820
Paychex, Inc......................      100,498        5,276,145
Sabre Holdings Corp...............       32,807          949,353
                                                  --------------
                                                      33,200,389
                                                  --------------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Pitney Bowes, Inc.................       67,421        2,658,916
                                                  --------------
PHOTOGRAPHY/IMAGING -- 0.6%
Eastman Kodak Co..................       79,659        3,256,062
Polaroid Corp.....................       16,259          218,480
Xerox Corp........................      171,643        2,585,373
                                                  --------------
                                                       6,059,915
                                                  --------------
SEMI-CONDUCTORS -- 16.3%
Adaptec, Inc. (a).................       26,469          529,380
Advanced Micro Devices, Inc.
  (a).............................       93,353        2,205,465
Altera Corp. (a)..................      101,164        4,830,581
Analog Devices, Inc. (a)..........       89,971        7,428,231
Applied Materials, Inc. (a).......      209,441       12,422,469
Broadcom Corp. (Class A) (a)......       56,169       13,691,194
Conexant Systems, Inc. (a)........       57,610        2,412,419
Intel Corp........................    1,698,578       70,597,148
KLA-Tencor Corp. (a)..............       51,946        2,139,526
Linear Technology Corp............       79,057        5,118,941
LSI Logic Corp. (a)...............       84,094        2,459,749
Maxim Integrated Products, Inc.
  (a).............................       71,513        5,752,327
Micron Technology, Inc. (a).......      150,138        6,906,348
National Semiconductor Corp.
  (a).............................       50,240        2,022,160
Novellus Systems, Inc. (a)........       33,233        1,547,412
Teradyne, Inc. (a)................       43,989        1,539,615
Texas Instruments, Inc............      441,427       20,829,836
Xilinx, Inc. (a)..................       83,127        7,117,749
                                                  --------------
                                                     169,550,550
                                                  --------------
TELEPHONE -- 7.7%
AT & T Corp.......................      950,240       27,913,300
CenturyTel, Inc...................       38,962        1,061,714
Global Crossing Ltd. (a)..........      222,725        6,904,475
Qwest Communications
  International, Inc. (a).........      420,153       20,193,604
Sprint Corp.......................      225,581        6,612,343
WorldCom, Inc. (a)................      571,551       17,360,862
                                                  --------------
                                                      80,046,298
                                                  --------------

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
WIRELESS COMMUNICATIONS -- 1.7%
Nextel Communications, Inc. (Class
  A) (a)..........................      200,156   $    9,357,293
Sprint Corp. (PCS Group) (a)......      239,465        8,396,241
                                                  --------------
                                                      17,753,534
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,163,430,525)...........                 1,042,517,335
                                                  --------------
SHORT TERM INVESTMENTS -- 0.0%(b)
MONEY MARKET FUNDS -- 0.0%(b)
AIM Short Term Investment Class
  Prime Fund......................      411,256          411,256
Federated Prime Obligations
  Fund............................      175,360          175,360
                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $586,616).................                       586,616
                                                  --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,164,017,141)...........                 1,043,103,951
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b).........                     (439,402)
                                                  --------------
NET ASSETS -- 100.0%..............                $1,042,664,549
                                                  ==============

(a) Non-income producing security
(b) Amount shown represents less than 0.01%.

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.6%
ELECTRIC UTILITIES -- 51.8%
AES Corp. (a)........................     75,551   $  5,175,243
Ameren Corp..........................     32,042      1,341,759
American Electric Power Co., Inc.....     67,048      2,623,253
Cinergy Corp.........................     41,241      1,363,531
CMS Energy Corp......................     35,238        949,224
Consolidated Edison, Inc.............     42,722      1,457,888
Constellation Energy Group, Inc......     33,940      1,688,515
CP&L, Energy, Inc....................     34,502      1,438,302
Dominion Resources, Inc..............     43,820      2,544,299
DTE Energy Co........................     32,774      1,253,606
Duke Energy Corp.....................     59,026      5,061,479
Edison International.................     68,224      1,317,576
Entergy Corp.........................     48,899      1,821,488
FirstEnergy Corp.....................     51,468      1,386,419
Florida Progress Corp................     22,333      1,182,253
FPL Group, Inc.......................     33,333      2,191,645
GPU, Inc.............................     31,697      1,028,171
Niagara Mohawk Holdings, Inc. (a)....     48,277        760,363
Peco Energy Co.......................     33,377      2,021,395
PG&E Corp............................     72,555      1,754,924
Pinnacle West Capital Corp...........     26,422      1,344,219
PPL Corp.............................     39,824      1,662,652
Public Service Enterprise, Inc.......     43,575      1,947,258
Reliant Energy, Inc..................     58,866      2,737,269
Southern Co..........................    107,742      3,494,881
TXU Corp.............................     49,597      1,965,281
Unicom Corp..........................     33,121      1,860,986
Xcel Energy, Inc.....................     92,963      2,556,480
                                                   ------------
                                                     55,930,359
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
NATURAL GAS -- 4.2%
Eastern Enterprises..................     10,416   $    664,671
KeySpan Corp.........................     18,661        748,773
NICOR, Inc...........................     18,419        666,537
ONEOK, Inc...........................     19,781        786,295
Peoples Energy Corp..................     19,286        643,670
Sempra Energy........................     51,382      1,069,388
                                                   ------------
                                                      4,579,334
                                                   ------------
TELEPHONE -- 44.6%
ALLTEL Corp..........................     50,370      2,628,684
BellSouth Corp.......................     90,616      3,647,294
SBC Communications, Inc..............    471,427     23,571,350
Verizon Communications...............    377,995     18,309,133
                                                   ------------
                                                     48,156,461
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $100,763,094)................               108,666,154
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $150,205)...............    150,205        150,205
                                                   ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $100,913,299)................               108,816,359
OTHER ASSETS AND
  LIABILITIES -- (0.7)%..............                 (804,907)
                                                   ------------
NET ASSETS -- 100.0%.................              $108,011,452
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

                                                           THE BASIC     THE CONSUMER    THE CONSUMER    THE CYCLICAL/
                                                          INDUSTRIES       SERVICES         STAPLES      TRANSPORTATION
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
ASSETS
  Investments in securities, at value (Note 2).........  $ 57,176,033     $79,954,398    $157,004,330     $ 89,841,808
  Cash.................................................        15,000          10,000          35,200           28,643
  Receivable for investments sold......................            --              --              --           37,050
  Dividends receivable (Note 2)........................       100,812          22,606         308,969           93,880
  Prepaid expenses.....................................           569             595           1,418              845
                                                         ------------     -----------    ------------     ------------
         TOTAL ASSETS..................................    57,292,414      79,987,599     157,349,917       90,002,226
                                                         ------------     -----------    ------------     ------------
LIABILITIES
  Payable for investments purchased....................            --              --              --               --
  Payable for income delivered for Select Sector SPDRS
    redeemed in-kind...................................         7,320             324           1,071              391
  Distributions payable (Note 2).......................       395,467              --         767,248          287,613
  Accrued advisory fees (Note 3).......................         1,808           2,479           4,846            2,637
  Accrued trustees fees (Note 3).......................         1,146             983           2,377            1,163
  Accrued distribution fees (Note 3)...................        80,008          50,566         132,826           65,600
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3)......................................         4,211           5,777          11,297            6,146
  Accrued expenses and other liabilities...............        17,071          16,775          36,657           23,918
                                                         ------------     -----------    ------------     ------------
         TOTAL LIABILITIES.............................       507,031          76,904         956,322          387,468
                                                         ------------     -----------    ------------     ------------
         NET ASSETS....................................  $ 56,785,383     $79,910,695    $156,393,595     $ 89,614,758
                                                         ============     ===========    ============     ============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4).............................  $ 88,884,930     $89,153,714    $160,338,071     $116,119,648
  Undistributed (distribution in excess of) net
    investment income..................................       256,312          28,560          37,904           (7,313)
  Accumulated net realized gain (loss) on
    investments........................................     2,006,157      (1,771,132)     (6,092,257)      (1,009,319)
  Net unrealized appreciation (depreciation) on
    investments........................................   (34,362,016)     (7,500,447)      2,109,877      (25,488,258)
                                                         ------------     -----------    ------------     ------------
         NET ASSETS....................................  $ 56,785,383     $79,910,695    $156,393,595     $ 89,614,758
                                                         ============     ===========    ============     ============
NET ASSET VALUE PER SELECT SECTOR SPDR
  Net asset value per Select Sector SPDR...............  $      18.03     $     29.06    $      25.02     $      24.89
                                                         ============     ===========    ============     ============
  Shares outstanding (unlimited amount authorized,
    $0.001 par value)..................................     3,150,000       2,750,000       6,250,044        3,600,000
                                                         ============     ===========    ============     ============
  Cost of investments..................................  $ 91,538,049     $87,454,845    $154,894,453     $115,330,066
                                                         ============     ===========    ============     ============

See accompanying notes to financial statements.

     THE ENERGY     THE FINANCIAL   THE INDUSTRIAL   THE TECHNOLOGY    THE UTILITIES
    SELECT SECTOR   SELECT SECTOR   SELECT SECTOR     SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND       SPDR FUND         SPDR FUND        SPDR FUND
    -------------   -------------   --------------   ---------------   -------------
    $293,307,493    $431,526,381     $50,186,724     $1,043,103,951    $108,816,359
          42,426          10,000          10,000             76,446          77,104
      13,957,647              --              --                 --              --
         133,155         462,415          71,702            381,186         161,193
           1,011           1,891             624              5,765           1,376
    ------------    ------------     -----------     --------------    ------------
     307,441,732     432,000,687      50,269,050      1,043,567,348     109,056,032
    ------------    ------------     -----------     --------------    ------------
      14,197,018              --              --                 --              --
              --          48,482              --              5,864           1,077
       1,093,775       1,468,801         234,754                 --         967,951
           5,741          11,709           1,637             27,498           2,727
           2,272           7,162             895             12,460           1,034
         117,459         184,409          24,709            573,143          52,803
          13,389          27,312           3,810             64,079           6,354
          37,510         111,469          14,039            219,755          12,634
    ------------    ------------     -----------     --------------    ------------
      15,467,164       1,859,344         279,844            902,799       1,044,580
    ------------    ------------     -----------     --------------    ------------
    $291,974,568    $430,141,343     $49,989,206     $1,042,664,549    $108,011,452
    ============    ============     ===========     ==============    ============
    $280,038,423    $379,293,468     $60,065,909     $1,182,037,371    $100,494,622
        (234,843)        (19,094)        112,796                 --         571,506
      (1,232,478)     (3,806,506)     (5,404,772)       (18,459,632)       (957,736)
      13,403,466      54,673,475      (4,784,727)      (120,913,190)      7,903,060
    ------------    ------------     -----------     --------------    ------------
    $291,974,568    $430,141,343     $49,989,206     $1,042,664,549    $108,011,452
    ============    ============     ===========     ==============    ============
    $      32.81    $      28.96     $     30.30     $        46.44    $      32.24
    ============    ============     ===========     ==============    ============
       8,900,005      14,850,598       1,650,000         22,450,003       3,350,012
    ============    ============     ===========     ==============    ============
    $279,904,027    $376,852,906     $54,971,451     $1,164,017,141    $100,913,299
    ============    ============     ===========     ==============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                                           THE BASIC     THE CONSUMER    THE CONSUMER    THE CYCLICAL/
                                                          INDUSTRIES       SERVICES         STAPLES      TRANSPORTATION
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
INVESTMENT INCOME
  Dividend income (Note 2).............................  $  2,202,227     $   486,894     $ 3,526,826     $  1,305,458
  Foreign taxes withheld...............................       (12,970)         (6,316)        (10,625)              --
                                                         ------------     -----------     -----------     ------------
    TOTAL INVESTMENT INCOME............................     2,189,257         480,578       3,516,201        1,305,458
                                                         ------------     -----------     -----------     ------------
EXPENSES
  Advisory fee (Note 3)................................        50,800          47,033         108,712           53,279
  Distribution fee (Note 3)............................       193,462         169,526         403,249          200,225
  License fee (Note 3).................................        60,976          56,455         130,602           64,040
  Administration, custody and transfer agency fee (Note
    3).................................................       101,599          94,065         217,424          106,558
  Professional fees....................................         7,671           6,353          14,899            7,312
  Trustee fees (Note 3)................................         7,442          10,561          15,869            7,825
  SEC registration expense.............................        11,342           9,017          22,631           11,750
  Printing and postage expense.........................        13,889          12,501          29,386           20,402
  Insurance expense....................................         1,558           1,471           3,373            1,779
  Miscellaneous expenses...............................         4,001           2,871           6,599            3,938
                                                         ------------     -----------     -----------     ------------
    TOTAL EXPENSES BEFORE WAIVERS......................       452,740         409,853         952,744          477,108
                                                         ------------     -----------     -----------     ------------
  Expenses waived by Advisor (Note 3)..................        (7,122)         (7,723)        (16,507)          (7,785)
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3)............................       (10,675)        (11,578)        (24,749)         (11,672)
                                                         ------------     -----------     -----------     ------------
  NET EXPENSES.........................................       434,943         390,552         911,488          457,651
                                                         ------------     -----------     -----------     ------------
  NET INVESTMENT INCOME (LOSS).........................     1,754,314          90,026       2,604,713          847,807
                                                         ------------     -----------     -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment
    transactions.......................................    (8,480,118)      9,840,996      (8,819,744)       1,217,773
  Net change in unrealized appreciation
    (depreciation).....................................   (24,156,022)     (8,857,842)     20,697,328      (23,411,832)
                                                         ------------     -----------     -----------     ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS......................................   (32,636,140)        983,154      11,877,584      (22,194,059)
                                                         ------------     -----------     -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................  $(30,881,826)    $ 1,073,180     $14,482,297     $(21,346,252)
                                                         ============     ===========     ===========     ============

See accompanying notes to financial statements.

     THE ENERGY     THE FINANCIAL   THE INDUSTRIAL   THE TECHNOLOGY   THE UTILITIES
    SELECT SECTOR   SELECT SECTOR   SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND       SPDR FUND        SPDR FUND        SPDR FUND
    -------------   -------------   --------------   --------------   -------------
    $  4,690,284    $  6,957,748     $ 1,237,235      $  2,998,360    $  3,773,526
        (147,103)             --              --            (8,274)             --
    ------------    ------------     -----------      ------------    ------------
       4,543,181       6,957,748       1,237,235         2,990,086       3,773,526
    ------------    ------------     -----------      ------------    ------------
         106,967         184,323          40,199           572,484          49,010
         380,616         636,894         156,985         2,087,969         173,042
         128,431         221,507          48,255           687,224          58,812
         213,933         368,647          80,397         1,144,967          98,020
          14,959          44,089           6,279            81,286           7,151
          12,898          48,035           8,492            68,452           9,387
          22,429          73,417           9,184           124,785           5,808
          28,812         104,850          10,799           183,288          11,935
           2,790           4,286           1,546            15,089           2,220
          11,944          21,045           3,467            34,804           1,965
    ------------    ------------     -----------      ------------    ------------
         923,779       1,707,093         365,603         5,000,348         417,350
    ------------    ------------     -----------      ------------    ------------
         (18,144)        (33,497)         (5,178)          (91,112)         (8,472)
         (27,207)        (50,228)         (7,758)         (136,422)        (12,687)
    ------------    ------------     -----------      ------------    ------------
         878,428       1,623,368         352,667         4,772,814         396,191
    ------------    ------------     -----------      ------------    ------------
       3,664,753       5,334,380         884,568        (1,782,728)      3,377,335
    ------------    ------------     -----------      ------------    ------------
      46,936,320      30,727,316       4,346,248       257,293,910       1,145,901
       3,932,195      71,471,364      (6,165,561)     (189,565,622)     10,045,189
    ------------    ------------     -----------      ------------    ------------
      50,868,515     102,198,680      (1,819,313)       67,728,288      11,191,090
    ------------    ------------     -----------      ------------    ------------
    $ 54,533,268    $107,533,060     $  (934,745)     $ 65,945,560    $ 14,568,425
    ============    ============     ===========      ============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              THE BASIC INDUSTRIES          THE CONSUMER SERVICES
                                                            SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
                                                          ----------------------------    --------------------------
                                                              YEAR           PERIOD          YEAR          PERIOD
                                                             ENDED           ENDED           ENDED          ENDED
                                                           9/30/2000       9/30/1999*      9/30/2000     9/30/1999*
                                                          ------------    ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................  $  1,754,314    $    703,808    $    90,026    $   (50,400)
  Net realized gain (loss) on investment transactions...    (8,480,118)      5,078,135      9,840,996      1,454,676
  Net change in unrealized appreciation
    (depreciation)......................................   (24,156,022)    (10,205,994)    (8,857,842)     1,357,395
                                                          ------------    ------------    -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................   (30,881,826)     (4,424,051)     1,073,180      2,761,671
                                                          ------------    ------------    -----------    -----------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED, NET........................      (206,612)         12,794        (18,303)       (16,064)
                                                          ------------    ------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................    (1,520,549)       (681,486)            --             --
  In excess of net investment income....................            --              --             --             --
  Net realized gain.....................................      (177,307)             --       (414,000)            --
                                                          ------------    ------------    -----------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................    (1,697,856)       (681,486)      (414,000)            --
                                                          ------------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................     7,684,629      86,968,680     18,850,260     57,662,840
                                                          ------------    ------------    -----------    -----------
  Net increase (decrease) in net assets during period...   (25,101,665)     81,875,937     19,491,137     60,408,447
  Net assets at beginning of period.....................    81,887,048          11,111     60,419,558         11,111
                                                          ------------    ------------    -----------    -----------
NET ASSETS END OF PERIOD(1).............................  $ 56,785,383    $ 81,887,048    $79,910,695    $60,419,558
                                                          ============    ============    ===========    ===========
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $    256,312    $     35,341    $    28,560    $   (16,064)
                                                          ============    ============    ===========    ===========

* Commencement of operations was on December 16, 2000.

See accompanying notes to financial statements.

        THE CONSUMER STAPLES       THE CYCLICAL/TRANSPORTATION            THE ENERGY
       SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
     ---------------------------   ----------------------------   ---------------------------
         YEAR          PERIOD          YEAR           PERIOD          YEAR          PERIOD
        ENDED          ENDED           ENDED          ENDED          ENDED          ENDED
      9/30/2000      9/30/1999*      9/30/2000      9/30/1999*     9/30/2000      9/30/1999*
     ------------   ------------   -------------   ------------   ------------   ------------
     $  2,604,713   $    968,872   $    847,807    $   117,072    $  3,664,753   $  1,608,123
       (8,819,744)     1,143,552      1,217,773        322,104      46,936,320      8,728,547
       20,697,328    (18,587,451)   (23,411,832)    (2,076,426)      3,932,195      9,471,271
     ------------   ------------   ------------    -----------    ------------   ------------
       14,482,297    (16,475,027)   (21,346,252)    (1,637,250)     54,533,268     19,807,941
     ------------   ------------   ------------    -----------    ------------   ------------
          (97,717)        59,660        (10,234)        10,947         (89,067)       378,336
     ------------   ------------   ------------    -----------    ------------   ------------
       (2,545,898)      (968,872)      (836,321)      (117,072)     (3,562,020)    (1,608,123)
               --        (20,911)            --        (18,800)             --       (418,950)
               --             --             --             --              --             --
     ------------   ------------   ------------    -----------    ------------   ------------
       (2,545,898)      (989,783)      (836,321)      (135,872)     (3,562,020)    (2,027,073)
     ------------   ------------   ------------    -----------    ------------   ------------
       26,904,361    135,044,591     76,483,271     37,075,358      91,456,495    131,465,577
     ------------   ------------   ------------    -----------    ------------   ------------
       38,743,043    117,639,441     54,290,464     35,313,183     142,338,676    149,624,781
      117,650,552         11,111     35,324,294         11,111     149,635,892         11,111
     ------------   ------------   ------------    -----------    ------------   ------------
     $156,393,595   $117,650,552   $ 89,614,758    $35,324,294    $291,974,568   $149,635,892
     ============   ============   ============    ===========    ============   ============
     $     37,904   $     38,749   $     (7,313)   $    (7,853)   $   (234,843)  $    (40,553)
     ============   ============   ============    ===========    ============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                THE FINANCIAL                  THE INDUSTRIAL
                                                           SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                         ----------------------------    ---------------------------
                                                             YEAR           PERIOD           YEAR          PERIOD
                                                            ENDED           ENDED           ENDED           ENDED
                                                          9/30/2000       9/30/1999*      9/30/2000      9/30/1999*
                                                         ------------    ------------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).........................  $  5,334,380    $    958,015    $    884,568    $   329,645
  Net realized gain (loss) on investment
    transactions.......................................    30,727,316       4,854,084       4,346,248      2,128,356
  Net change in unrealized appreciation
    (depreciation).....................................    71,471,364     (16,797,889)     (6,165,561)     1,380,834
                                                         ------------    ------------    ------------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.........................................   107,533,060     (10,985,790)       (934,745)     3,838,835
                                                         ------------    ------------    ------------    -----------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED, NET....................        59,578          32,335         (67,171)        (8,091)
                                                         ------------    ------------    ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................    (5,328,760)       (958,015)       (824,693)      (277,354)
  In excess of net investment income...................            --         (24,867)             --             --
  Net realized gain....................................            --              --        (147,640)            --
  In excess of net realized gain.......................            --              --              --             --
                                                         ------------    ------------    ------------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..................    (5,328,760)       (982,882)       (972,333)      (277,354)
                                                         ------------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)................................   204,468,501     135,334,190     (13,999,527)    62,398,481
                                                         ------------    ------------    ------------    -----------
  Net increase (decrease) in net assets during
    period.............................................   306,732,379     123,397,853     (15,973,776)    65,951,871
  Net assets at beginning of period....................   123,408,964          11,111      65,962,982         11,111
                                                         ------------    ------------    ------------    -----------
NET ASSETS END OF PERIOD(1)............................  $430,141,343    $123,408,964    $ 49,989,206    $65,962,982
                                                         ============    ============    ============    ===========
(1) Including undistributed (distribution in excess of)
  net investment income................................  $    (19,094)   $      7,621    $    112,796    $    44,830
                                                         ============    ============    ============    ===========

* Commencement of operations was on December 16, 1998.

See accompanying notes to financial statements.

            THE TECHNOLOGY                   THE UTILITIES
       SELECT SECTOR SPDR FUND          SELECT SECTOR SPDR FUND
    ------------------------------    ---------------------------
         YEAR            PERIOD           YEAR          PERIOD
        ENDED            ENDED           ENDED           ENDED
      9/30/2000        9/30/1999*      9/30/2000      9/30/1999*
    --------------    ------------    ------------    -----------
    $   (1,782,728)   $   (652,931)   $  3,377,335    $ 1,277,873
       257,293,910      41,270,030       1,145,901        457,587
      (189,565,622)     68,652,432      10,045,189     (2,142,129)
    --------------    ------------    ------------    -----------
        65,945,560     109,269,531      14,568,425       (406,669)
    --------------    ------------    ------------    -----------
          (250,593)        (95,374)       (553,032)       124,047
    --------------    ------------    ------------    -----------
                --              --      (2,814,765)    (1,277,873)
           (24,681)             --              --       (104,158)
                --              --        (446,091)            --
                --              --              --             --
    --------------    ------------    ------------    -----------
           (24,681)             --      (3,260,856)    (1,382,031)
    --------------    ------------    ------------    -----------
       245,275,446     622,533,549      16,088,920     82,821,537
    --------------    ------------    ------------    -----------
       310,945,732     731,707,706      26,843,457     81,156,884
       731,718,817          11,111      81,167,995         11,111
    --------------    ------------    ------------    -----------
    $1,042,664,549    $731,718,817    $108,011,452    $81,167,995
    ==============    ============    ============    ===========
    $           --    $    (95,374)   $    571,506    $    20,865
    ==============    ============    ============    ===========

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                         THE BASIC INDUSTRIES              THE CONSUMER SERVICES
                                                        SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
                                                      YEAR ENDED     PERIOD ENDED       YEAR ENDED     PERIOD ENDED
                                                     SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,
                                                         2000          1999 (1)            2000          1999 (1)
                                                     -------------   -------------     -------------   -------------
Net asset value, beginning of period...............     $ 23.74         $ 20.72           $ 26.85         $ 23.97
                                                        -------         -------           -------         -------
Net investment income (loss).......................        0.45            0.24              0.03           (0.02)
Net realized and unrealized gain (loss) (2)........       (5.66)           3.01              2.37            2.90
                                                        -------         -------           -------         -------
Total from investment operations...................       (5.21)           3.25              2.40            2.88
                                                        -------         -------           -------         -------
Undistributed net investment income included in
  price of units issued and redeemed, net..........       (0.07)             --             (0.01)             --
                                                        -------         -------           -------         -------
Distributions to shareholders from:
Net investment income..............................       (0.37)          (0.23)               --              --
In excess of net investment income.................          --              --                --              --
Net realized gains.................................          --              --             (0.18)             --
In excess of net realized gains....................       (0.06)             --                --              --
                                                        -------         -------           -------         -------
Total distributions to shareholders................       (0.43)          (0.23)            (0.18)             --
                                                        -------         -------           -------         -------
Net asset value, end of period.....................     $ 18.03         $ 23.74           $ 29.06         $ 26.85
                                                        =======         =======           =======         =======
Total return (3)...................................      (22.48)%         15.59%             8.84%          12.03%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............     $56,785         $81,887           $79,911         $60,420
Ratio of expenses to average net assets............        0.43%           0.56%(4)          0.42%           0.57%(4)
Ratio of expenses to average net assets before
  waivers..........................................        0.51%           0.56%(4)          0.51%           0.57%(4)
Ratio of net investment income (loss) to average
  net assets.......................................        1.73%           1.44%(4)          0.10%          (0.11)%(4)
Portfolio turnover rate (5)........................       19.18%           9.70%            21.88%          14.56%

(1) Commencement of investment operations was on December 16, 1998.
(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4) Annualized.
(5) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

The beginning net asset values for the period ended September 30, 1999 have been adjusted to reflect reverse stock splits which were effective on December 16, 1998, in order to adjust the net asset value per share of each Fund to be approximately 1/10th of the value of its respective Select Sector Index. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for 2.266, 1 for 3.009, and 1 for
2.906, respectively.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                            THE CONSUMER STAPLES          THE CYCLICAL/TRANSPORTATION
                                                           SELECT SECTOR SPDR FUND          SELECT SECTOR SPDR FUND
                                                         YEAR ENDED     PERIOD ENDED      YEAR ENDED     PERIOD ENDED
                                                        SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                                            2000           1999(1)           2000           1999(1)
                                                        -------------   -------------    -------------   -------------
Net asset value, beginning of period..................    $  22.63         $ 26.06          $ 26.17         $ 24.51
                                                          --------         -------          -------         -------
Net investment income (loss)..........................        0.30            0.20             0.22            0.09
Net realized and unrealized gain (loss) (2)...........        2.39           (3.44)           (1.29)           1.66
                                                          --------         -------          -------         -------
Total from investment operations......................        2.69           (3.24)           (1.07)           1.75
                                                          --------         -------          -------         -------
Undistributed net investment income included in price
  of units issued and redeemed, net...................       (0.02)           0.01             0.00            0.01
                                                          --------         -------          -------         -------
Distributions to shareholders from:
Net investment income.................................       (0.28)          (0.20)           (0.21)          (0.09)
In excess of net investment income....................          --              --               --           (0.01)
Net realized gains....................................          --              --               --              --
In excess of net realized gains.......................          --              --               --              --
                                                          --------         -------          -------         -------
Total distributions to shareholders...................       (0.28)          (0.20)           (0.21)          (0.10)
                                                          --------         -------          -------         -------
Net asset value, end of period........................    $  25.02         $ 22.63          $ 24.89         $ 26.17
                                                          ========         =======          =======         =======
Total return (3)......................................       11.92%         (12.45)%          (4.12)%          7.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................    $156,394         $117,651         $89,615         $35,324
Ratio of expenses to average net assets...............        0.42%           0.57%(4)         0.43%           0.58%(4)
Ratio of expenses to average net assets before
  waivers.............................................        0.50%           0.57%(4)         0.51%           0.58%(4)
Ratio of net investment income (loss) to average net
  assets..............................................        1.20%           1.10%(4)         0.80%           0.49%(4)
Portfolio turnover rate (5)...........................        9.77%           2.91%           16.28%           9.56%

(1) Commencement of investment operations was on December 16, 1998.
(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4) Annualized.
(5) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

The beginning net asset values for the period ended September 30, 1999 have been adjusted to reflect reverse stock splits which were effective on December 16, 1998, in order to adjust the net asset value per share of each Fund to be approximately 1/10th of the value of its respective Select Sector Index. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for 2.266, 1 for 3.009, and 1 for
2.906, respectively.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   THE ENERGY                     THE FINANCIAL
                                                             SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                           YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                          SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                              2000          1999 (1)          2000          1999 (1)
                                                          -------------   -------------   -------------   -------------
Net asset value, beginning of period....................    $  27.46        $  23.59        $  22.04        $  22.02
                                                            --------        --------        --------        --------
Net investment income (loss)............................        0.55            0.29            0.35            0.21
Net realized and unrealized gain (loss) (2).............        5.28            3.88            6.91            0.02
                                                            --------        --------        --------        --------
Total from investment operations........................        5.83            4.17            7.26            0.23
                                                            --------        --------        --------        --------
Undistributed net investment income included in price of
  units issued and redeemed, net........................       (0.01)           0.07            0.00            0.01
                                                            --------        --------        --------        --------
Distributions to shareholders from:
Net investment income...................................       (0.47)          (0.29)          (0.34)          (0.21)
In excess of net investment income......................          --           (0.08)             --           (0.01)
Net realized gains......................................          --              --              --              --
In excess of net realized gains.........................          --              --              --              --
                                                            --------        --------        --------        --------
Total distributions to shareholders.....................       (0.47)          (0.37)          (0.34)          (0.22)
                                                            --------        --------        --------        --------
Net asset value, end of period..........................    $  32.81        $  27.46        $  28.96        $  22.04
                                                            ========        ========        ========        ========
Total return (3)........................................       21.38%          17.91%          33.24%           0.97%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................    $291,975        $149,636        $430,141        $123,409
Ratio of expenses to average net assets.................        0.41%           0.56%(4)        0.44%           0.57%(4)
Ratio of expenses to average net assets before
  waivers...............................................        0.50%           0.56%(4)        0.54%           0.57%(4)
Ratio of net investment income (loss) to average net
  assets................................................        1.71%           1.73%(4)        1.45%           1.14%(4)
Portfolio turnover rate (5).............................       30.76%          20.15%           7.02%           5.71%

(1) Commencement of investment operations was on December 16, 1998.
(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4) Annualized.
(5) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

The beginning net asset values for the period ended September 30, 1999 have been adjusted to reflect reverse stock splits which were effective on December 16, 1998, in order to adjust the net asset value per share of each Fund to be approximately 1/10th of the value of its respective Select Sector Index. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for 2.266, 1 for 3.009, and 1 for
2.906, respectively.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE INDUSTRIAL                  THE TECHNOLOGY
                                                             SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                           YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                          SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                              2000          1999 (1)          2000          1999 (1)
                                                          -------------   -------------   -------------   -------------
Net asset value, beginning of period....................     $ 28.68         $ 22.66       $    41.22       $  30.09
                                                             -------         -------       ----------       --------
Net investment income (loss)............................        0.35            0.21            (0.08)         (0.04)
Net realized and unrealized gain (loss) (2).............        1.70            6.00             5.31          11.18
                                                             -------         -------       ----------       --------
Total from investment operations........................        2.05            6.21             5.23          11.14
                                                             -------         -------       ----------       --------
Undistributed net investment income included in price of
  units issued and redeemed, net........................       (0.04)             --            (0.01)         (0.01)
                                                             -------         -------       ----------       --------
Distributions to shareholders from:
Net investment income...................................       (0.31)          (0.19)              --             --
In excess of net investment income......................          --              --               --             --
Net realized gains......................................       (0.08)             --               --             --
In excess of net realized gains.........................          --              --               --             --
                                                             -------         -------       ----------       --------
Total distributions to shareholders.....................       (0.39)          (0.19)              --             --
                                                             -------         -------       ----------       --------
Net asset value, end of period..........................     $ 30.30         $ 28.68       $    46.44       $  41.22
                                                             =======         =======       ==========       ========
Total return (3)........................................        7.10%          27.40%           12.67%         37.00%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................     $49,989         $65,963       $1,042,665       $731,719
Ratio of expenses to average net assets.................        0.44%           0.57%(4)         0.42%          0.56%(4)
Ratio of expenses to average net assets before
  waivers...............................................        0.51%           0.57%(4)         0.50%          0.56%(4)
Ratio of net investment income (loss) to average net
  assets................................................        1.10%           0.94%(4)        (0.16)%        (0.15)%(4)
Portfolio turnover rate (5).............................       42.37%          12.42%           24.34%         21.23%

(1) Commencement of investment operations was on December 16, 1998.
(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4) Annualized.
(5) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

The beginning net asset values for the period ending September 30, 1999 have been adjusted to reflect reverse stock splits which were effective on December 16, 1998, in order to adjust the net asset value per share of each Fund to be approximately 1/10th of the value of its respective Select Sector Index. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for 2.266, 1 for 3.009, and 1 for
2.906, respectively.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      THE UTILITIES
                                                                 SELECT SECTOR SPDR FUND
                                                               YEAR ENDED      PERIOD ENDED
                                                              SEPTEMBER 30,    SEPTEMBER 30,
                                                                  2000           1999 (1)
                                                              -------------    -------------
Net asset value, beginning of period........................    $  29.52          $ 29.06
                                                                --------          -------
Net investment income (loss)................................        1.06             0.56
Net realized and unrealized gain (loss) (2).................        2.86             0.45
                                                                --------          -------
Total from investment operations............................        3.92             1.01
                                                                --------          -------
Undistributed net investment income included in price of
  units issued and redeemed, net............................       (0.17)            0.05
                                                                --------          -------
Distributions to shareholders from:
Net investment income.......................................       (0.85)           (0.56)
In excess of net investment income..........................          --            (0.04)
Net realized gains..........................................       (0.18)
In excess of net realized gains.............................          --               --
                                                                --------          -------
Total distributions to shareholders.........................       (1.03)           (0.60)
                                                                --------          -------
Net asset value, end of period..............................    $  32.24          $ 29.52
                                                                ========          =======
Total return (3)............................................       13.21%            3.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................    $108,011          $81,168
Ratio of expenses to average net assets.....................        0.40%            0.57%(4)
Ratio of expenses to average net assets before waivers......        0.50%            0.57%(4)
Ratio of net investment income (loss) to average net
  assets....................................................        3.45%            2.62%(4)
Portfolio turnover rate (5).................................       44.57%           38.86%

(1) Commencement of investment operations was on December 16, 1998.
(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4) Annualized.
(5) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

The beginning net asset values for the period ending September 30, 1999 have been adjusted to reflect reverse stock splits which were effective on December 16, 1998, in order to adjust the net asset value per share of each Fund to be approximately 1/10th of the value of its respective Select Sector Index. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for 2.266, 1 for 3.009, and 1 for
2.906, respectively.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price then the security is valued at the previous closing sale price on the exchange which is deemed the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board of Trustees.

FEDERAL INCOME TAX

The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes it's taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At September 30, 2000, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains through September 30, 2008 as follows:

                                                              CAPITAL LOSS CARRY FORWARD
----------------------------------------------------------------------------------------
The Consumer Staples Select Sector SPDR Fund                          $   32,935
The Cyclical/Transportation Select Sector SPDR Fund                      234,327
The Energy Select Sector SPDR Fund                                       748,469
The Financial Select Sector SPDR Fund                                    310,711
The Technology Select Sector SPDR Fund                                 1,441,975

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)
During the fiscal period ended September 30, 2000, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                             NET GAIN (LOSS)
                                                             RECLASS AMOUNT
----------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $(10,558,878)
The Consumer Services Select Sector SPDR Fund                   11,574,264
The Consumer Staples Select Sector SPDR Fund                    (2,937,658)
The Cyclical/Transportation Select Sector SPDR Fund              1,932,763
The Energy Select Sector SPDR Fund                              47,433,958
The Financial Select Sector SPDR Fund                           34,258,563
The Industrial Select Sector SPDR Fund                           9,708,301
The Technology Select Sector SPDR Fund                         273,817,958
The Utilities Select Sector SPDR Fund                            2,022,136

The Funds incurred the following losses during the period November 1, 1999 through September 30, 1999 that are deferred for tax purposes until fiscal 2001:

                                                             DEFERRED LOSSES
----------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                   $   290,002
The Consumer Services Select Sector SPDR Fund                    1,337,335
The Consumer Staples Select Sector SPDR Fund                     5,712,232
The Cyclical/Transportation Select Sector SPDR Fund                319,780
The Energy Select Sector SPDR Fund                                 266,522
The Financial Select Sector SPDR Fund                            2,890,975
The Industrial Select Sector SPDR Fund                           5,203,117
The Technology Select Sector SPDR Fund                          13,358,359
The Utilities Select Sector SPDR Fund                              957,305

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REPURCHASE AGREEMENTS -- (CONTINUED)
Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At September 30, 2000, the Trust had no open repurchase agreements.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with State Street Global Advisors ("The Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds. Effective May 17, 2000, pursuant to a voluntary fee waiver, State Street Global Advisors has agreed to reduce the Advisory Fee from 0.05% of average daily net assets to 0.03% of average daily net assets for each of the Funds. The foregoing fee reduction will remain in effect for at least a 12-month period. There is no assurance that the fee reductions will remain in effect for more than one year. The waiver amounts for the Advisor's Fees for the year ended September 30, 2000 were as follows:

                                                             WAIVER AMOUNT
                                                             -------------
The Basic Industries Select Sector SPDR Fund                    $ 7,122
The Consumer Services Select Sector SPDR Fund                     7,723
The Consumer Staples Select Sector SPDR Fund                     16,507
The Cyclical/Transportation Select Sector SPDR Fund               7,785
The Energy Select Sector SPDR Fund                               18,144
The Financial Select Sector SPDR Fund                            33,497
The Industrial Select Sector SPDR Fund                            5,178
The Technology Select Sector SPDR Fund                           91,112
The Utilities Select Sector SPDR Fund                             8,472

UNITARY FEE

A "Unitary" Fee is paid by each of the Funds to State Street Bank for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of:
(a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. The minimum fee will not be in effect for the first two years of the Trust's operation. Effective May 17, 2000, pursuant to a voluntary fee waiver, State Street has agreed to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continue to waive the minimum fee. The foregoing fee reduction will remain in effect for at least a 12-month period. There is no

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

UNITARY FEE -- (CONTINUED)
assurance that the fee reductions will remain in effect for more than one year. The waiver amounts for the Unitary Fee for the year ended September 30, 2000 were as follows:

                                                              WAIVER AMOUNT
                                                              -------------
The Basic Industries Select Sector SPDR Fund                    $ 10,675
The Consumer Services Select Sector SPDR Fund                     11,578
The Consumer Staples Select Sector SPDR Fund                      24,749
The Cyclical/Transportation Select Sector SPDR Fund               11,672
The Energy Select Sector SPDR Fund                                27,207
The Financial Select Sector SPDR Fund                             50,228
The Industrial Select Sector SPDR Fund                             7,758
The Technology Select Sector SPDR Fund                           136,422
The Utilities Select Sector SPDR Fund                             12,687

DISTRIBUTOR

ALPS Mutual Fund Services, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Effective May 17, 2000, the Board of Trustees has limited each Fund's 12b-1 fee to 0.08% of its average daily net assets.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

TRUSTEES FEES

Trustees receive an annual fee of $12,000, and a meeting fee of $2,000 per meeting attended. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,750,000    $ 141,028,135
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (6,050,000)    (133,550,118)
Net income equalization                      --          206,612
                                    -----------    -------------
Net increase (decrease)                (300,000)   $   7,684,629
                                    ===========    =============

                                        PERIOD ENDED 1999*
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,850,000    $ 146,774,271
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (2,400,536)     (59,792,797)
Net income equalization                      --          (12,794)
                                    -----------    -------------
Net increase (decrease)               3,449,464    $  86,968,680
                                    ===========    =============

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            4,150,000    $ 124,366,264
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (3,650,000)    (105,534,307)
Net income equalization                      --           18,303
                                    -----------    -------------
Net increase (decrease)                 500,000    $  18,850,260
                                    ===========    =============

                                        PERIOD ENDED 1999*
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            2,550,000    $  65,900,180
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                         (300,463)      (8,253,404)
Net income equalization                      --           16,064
                                    -----------    -------------
Net increase (decrease)               2,249,537    $  57,662,840
                                    ===========    =============

THE CONSUMER STAPLES SELECT SECTOR FUND

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           12,350,000    $ 284,927,060
Dividend reinvestment SPDRs
  issued                                     29              682
SPDRs redeemed                      (11,300,000)    (258,121,098)
Net income equalization                      --           97,717
                                    -----------    -------------
Net increase (decrease)               1,050,029    $  26,904,361
                                    ===========    =============

                                        PERIOD ENDED 1999*
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,800,000    $ 151,491,269
Dividend reinvestment SPDRs
  issued                                     15              369
SPDRs redeemed                         (600,426)     (16,387,387)
Net income equalization                      --          (59,660)
                                    -----------    -------------
Net increase (decrease)               5,199,589    $ 135,044,591
                                    ===========    =============

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           10,200,000    $ 287,416,953
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (7,950,000)    (210,943,916)
Net income equalization                      --           10,234
                                    -----------    -------------
Net increase (decrease)               2,250,000    $  76,483,271
                                    ===========    =============

                                        PERIOD ENDED 1999*
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            1,600,000    $  43,843,191
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                         (250,453)      (6,756,886)
Net income equalization                      --          (10,947)
                                    -----------    -------------
Net increase (decrease)               1,349,547    $  37,075,358
                                    ===========    =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE ENERGY SELECT SECTOR SPDR FUND

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           17,600,000    $  512,673,590
Dividend reinvestment SPDRs
  issued                                      5               147
SPDRs redeemed                      (14,150,000)     (421,306,309)
Net income equalization                      --            89,067
                                    -----------    --------------
Net increase (decrease)               3,450,005    $   91,456,495
                                    ===========    ==============

                                         PERIOD ENDED 1999*
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                            8,500,000    $  210,151,861
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                       (3,050,471)      (78,307,948)
Net income equalization                      --          (378,336)
                                    -----------    --------------
Net increase (decrease)               5,449,529    $  131,465,577
                                    ===========    ==============

THE FINANCIAL SELECT SECTOR SPDR FUND

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           24,200,000    $  573,497,218
Dividend reinvestment SPDRs
  issued                                    511            12,539
SPDRs redeemed                      (14,950,000)     (368,981,678)
Net income equalization                      --           (59,578)
                                    -----------    --------------
Net increase (decrease)               9,250,511    $  204,468,501
                                    ===========    ==============

                                         PERIOD ENDED 1999*
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                            7,850,000    $  191,079,196
Dividend reinvestment SPDRs
  issued                                     87             2,198
SPDRs redeemed                       (2,250,504)      (55,714,869)
Net income equalization                      --           (32,335)
                                    -----------    --------------
Net increase (decrease)               5,599,583    $  135,334,190
                                    ===========    ==============

THE INDUSTRIAL SELECT SECTOR SPDR FUND

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                            5,500,000    $  159,880,217
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                       (6,150,000)     (173,946,915)
Net income equalization                      --            67,171
                                    -----------    --------------
Net increase (decrease)                (650,000)   $  (13,999,527)
                                    ===========    ==============

                                         PERIOD ENDED 1999*
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                            2,600,000    $   71,284,580
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                         (300,490)       (8,894,190)
Net income equalization                      --             8,091
                                    -----------    --------------
Net increase (decrease)               2,299,510    $   62,398,481
                                    ===========    ==============

THE TECHNOLOGY SELECT SECTOR SPDR FUND

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           22,150,000    $1,142,952,403
Dividend reinvestment SPDRs
  issued                                      3               151
SPDRs redeemed                      (17,450,000)     (897,927,701)
Net income equalization                      --           250,593
                                    -----------    --------------
Net increase (decrease)               4,700,003    $  245,275,446
                                    ===========    ==============

                                         PERIOD ENDED 1999*
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           26,750,000    $  952,061,444
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                       (9,000,369)     (329,623,269)
Net income equalization                      --            95,374
                                    -----------    --------------
Net increase (decrease)              17,749,631    $  622,533,549
                                    ===========    ==============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE UTILITIES SELECT SECTOR SPDR FUND

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRs           AMOUNT
                                   -------------   --------------

SPDRs sold                           19,800,000    $  556,369,802
Dividend reinvestment SPDRs
  issued                                     12               331
SPDRs redeemed                      (19,200,000)     (540,834,245)
Net income equalization                      --           553,032
                                    -----------    --------------
Net increase (decrease)                 600,012    $   16,088,920
                                    ===========    ==============

                                         PERIOD ENDED 1999*
                                   SELECT SECTOR
                                       SPDRs           AMOUNT
                                   -------------   --------------
SPDRs sold                            2,900,000    $   87,250,000
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                         (150,382)       (4,304,416)
Net income equalization                      --          (124,047)
                                    -----------    --------------
Net increase (decrease)               2,749,618    $   82,821,537
                                    ===========    ==============

* The Funds commenced investment operations on December 16, 1998.

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2000 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                       IDENTIFIED       UNREALIZED      UNREALIZED      APPRECIATION
                                                          COST         APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund         $   91,626,616    $     6,915     $ 34,457,498    $ (34,450,583)
The Consumer Services Select Sector SPDR Fund            87,903,746      2,400,359       10,349,707       (7,949,348)
The Consumer Staples Select Sector SPDR Fund            154,894,453     13,648,382       11,538,505        2,109,877
The Cyclical/Transportation Select Sector SPDR Fund     115,785,277        144,939       26,088,408      (25,943,469)
The Energy Select Sector SPDR Fund                      280,121,513     14,438,352        1,252,372       13,185,980
The Financial Select Sector SPDR Fund                   377,457,726     66,233,688       12,165,033       54,068,655
The Industrial Select Sector SPDR Fund                   55,173,107      2,372,982        7,359,365       (4,986,383)
The Technology Select Sector SPDR Fund                1,167,676,438     97,302,351      221,874,838     (124,572,487)
The Utilities Select Sector SPDR Fund                   102,094,002     11,286,184        4,563,827        6,722,357

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2000, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                                PURCHASES          SALES
--------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $  119,634,703    $111,950,669
The Consumer Services Select Sector SPDR Fund                    124,415,516     105,564,091
The Consumer Staples Select Sector SPDR Fund                     288,071,266     261,160,236
The Cyclical/Transportation Select Sector SPDR Fund              258,264,976     181,752,344
The Energy Select Sector SPDR Fund                               478,183,636     387,354,175
The Financial Select Sector SPDR Fund                            518,944,421     318,156,927
The Industrial Select Sector SPDR Fund                           159,879,786     173,801,902
The Technology Select Sector SPDR Fund                         1,074,423,073     829,185,334
The Utilities Select Sector SPDR Fund                            445,344,987     428,668,458

For the year ended September 30, 2000, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES         SALES
------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $ 18,801,097    $ 18,764,126
The Consumer Services Select Sector SPDR Fund                   22,600,440      20,439,537
The Consumer Staples Select Sector SPDR Fund                    21,900,612      20,893,266
The Cyclical/Transportation Select Sector SPDR Fund             19,689,098      16,773,029
The Energy Select Sector SPDR Fund                              67,028,668      66,003,163
The Financial Select Sector SPDR Fund                           31,578,892      25,653,943
The Industrial Select Sector SPDR Fund                          34,306,381      34,349,999
The Technology Select Sector SPDR Fund                         275,081,684     277,886,062
The Utilities Select Sector SPDR Fund                           49,180,833      49,699,328

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from December 14, 1998 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $11,111 for each Fund and the issuance of 1,111 shares for each of the Funds. On December 16, 1998 (commencement of investment operations) the Board of Trustees declared reverse stock splits with an effective date of December 16, 1998 in order to adjust the net asset value per share of each portfolio to be approximately 1/10th of the value of its respective Select Sector Index. All capital share activity and per share data have been restated to reflect the reverse stock split. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for
2.266, 1 for 3.009, and 1 for 2.906, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of The Select Sector SPDR Trust,

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2000, and the results of each Fund's operations for the year then ended, and the changes in each Fund's net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

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THE SELECT SECTOR SPDR TRUST                                      ANNUAL REPORT
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                                     [LOGO]


TRUSTEES
John W. English, Chairman
Cheryl Burgermeister
George R. Gaspari
Burton G. Malkiel
Ernest J. Scalberg
R. Charles Tschampion

OFFICERS
Howard H. Fairweather, President and Secretary
E. Davis Hawkes, Jr., Treasurer and Assistant Secretary

INVESTMENT MANAGER
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

DISTRIBUTOR
ALPS Mutual Funds Services
370 17th Street, Suite 3100
Denver, Colorado 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

LEGAL COUNSEL
Mayer, Brown & Platt
1675 Broadway
New York, New York 10019

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



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The Select Sector SPDR Trust is distributed by ALPS Mutual Funds Services, Inc., a member of the NASD.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.
--------------------------------------------------------------------------------

                              CATEGORICALLY UNIQUE
                                INDEX FUNDS(SM)

                         [SELECT SECTOR SPDRs(R) LOGO]

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard and Poor's 500(R)," "500(R)," "Standard and Poor's Depositary Receipts(R) ," "SPDRs(R)," "Select Sector SPDR," "Select Sector SPDRs" and "Select Sector Standard and Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.